As filed with the Commission on August 30, 1999.

                                                  Commission File No. 333-23459
                                                  Commission File No. 811-08095


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 4

                              CLS ADVISORONE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  14747 CALIFORNIA STREET, OMAHA, NE 68154-1979
                (Address of Principal Executive Offices-Zip Code)

       Registrant's Telephone Number, including Area Code: (402) 493-3313

                    W. PATRICK CLARKE, CHAIRMAN AND PRESIDENT
                  14747 CALIFORNIA STREET, OMAHA, NE 68154-1979
                     (Name and Address of Agent for Service)

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective (check appropriate box).

       -----
      / XXX  /  immediately upon filing pursuant to paragraph (b) of Rule 485.
       -----
      /      /  on (date) pursuant to paragraph (b).
       -----
      /      /  60 days after filing pursuant to paragraph (a)(1).
       -----
      /      /  on (date) pursuant to paragraph (a)(1).
       -----
      /      /  75 days after filing pursuant to paragraph (a)(2).
       -----
      /      /  on (date) pursuant to paragraph (a)(2) of Rule 485.
       -----

If appropriate, check the following box:

       _____
      /_____/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CLS ADVISORONE FUNDS


PROSPECTUS                                   THE AMERIGO FUND - CLASS C


AUGUST 30, 1999
                                             THE CLERMONT FUND - CLASS C


 [LOGOS]

     The CLS AdvisorOne Funds is a family of mutual funds that consists of The Amerigo Fund and The Clermont Fund.

     This Prospectus gives you important information about the funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                              CLS AdvisorOne Funds
                             14747 California Street
                              Omaha, NE 68154-1979
                                  800-635-3427
                                  402-397-3313

CONTENTS

                                        THE FUNDS

A fund by fund look at                  The Amerigo Fund                  _____
investment goals, strategies,           The Clermont Fund                 _____
risks, performance and expenses

Information on who may want to          Who May Want to Invest            _____
invest and who may not want to invest


More information about the funds        More Information about the Funds  _____
you should know before investing        Who Manages the Funds             _____
                                        How is the Trust Organized        _____
                                        How Does Taxation Affect the
                                          Funds and Their Shareholders    _____


                                        SHAREHOLDER MANUAL

Information about account               How to Buy Shares                 _____
transactions and services               How to Make Withdrawals
                                          (Redemptions)                   _____
                                        Transaction Policies              _____
                                        Other Shareholder Services        _____

                                        MORE ABOUT RISK

                                        Investment Practices, Securities
                                           and Related Risks              _____
                                        Risk and Investment Glossary      _____

                                        FOR MORE INFORMATION

Where to learn more about the funds     Back Cover

                                THE AMERIGO FUND

[ICON]    INVESTMENT GOAL

          The fund seeks capital appreciation and long-term growth of capital without regard to current income.

[ICON]    STRATEGIES


          The fund is a fund of funds that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"), although it may invest up to 100% of its total assets in one underlying fund. The fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The fund may also invest up to 20% of its assets in underlying funds that invest primarily in long- or short-term bonds and other fixed income securities whenever the manager believes these underlying funds offer a potential for capital appreciation.


          The underlying funds in which the fund invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments.


          The fund may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The fund may also invest temporarily up to 100% of its assets in money market securities and investment grade bonds as a defensive tactic. When invested defensively, the fund could be unable to achieve its investment goal.

          The manager selects underlying funds in which to invest based, in part, on their investment goals and strategies, their investment advisor and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The manager also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a fund invests may not share the same investment goal and investment limitations as the fund. Normally, a fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisors, and having a variety of different investment goals and strategies. However, a fund may invest up to 100% of its total assets in one underlying fund.


          The manager may vary the percentage of the fund's assets in each type of underlying fund or security based upon the mix of these investments that the manager believes will most likely achieve the fund's investment goal. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short term; and it overweights asset classes that it believes represent above average market potential with below average market risk.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

[ICON]    MAIN RISK FACTORS


          FOREIGN SECURITIES. The fund may be exposed to foreign markets through investment in one or more underlying funds owning foreign securities. By investing in these underlying funds, the fund carries additional risks such as regulatory, political and currency risk. Regulatory risk is the risk that a security's value may be adversely affected by changes in the laws regulating the company that issued the security. Political risk is the risk that an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Currency risk happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.These risks are heightened for underlying funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets.

          EQUITY SECURITIES. When the fund invests in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          DEBT SECURITIES. When the fund invests in underlying funds that own bonds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the fund. In addition, underlying funds may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

          UNDERLYING FUND STRATEGIES. When the fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the fund to lose money if the value of a security sold short by the fund, or an underlying fund in which the fund invests, does not go down as the managers expect.

          INVESTMENTS IN UNDERLYING FUNDS. Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. If you invest in the fund through a managed account program for which you pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the fund will involve greater fees and expenses than are present in other types of investments. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          OPPORTUNITY RISK. If the manager does not accurately predict changing market conditions and other economic factors, the fund's assets might be allocated in a manner that is disadvantageous, resulting in a decrease in the value of the fund's shares.


          Loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart on the left below provides some indication of the risks of investing in Class C shares of The Amerigo Fund by showing the performance of Class N shares of the fund during the past calendar year. The table on the right compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How Class N shares of the fund have performed in the past is not necessarily an indication of how Class C shares of the fund will perform in the future.

CLASS N ANNUAL TOTAL RETURNS1, 2

         [Plot points for Edgar format]:

                           YEAR                      ANNUAL TOTAL RETURN
                           1998                                16.50%

During the period shown in the bar chart, the highest return for a quarter was 20.92% (quarter ending December 31, 1998), and the lowest return for a quarter was -13.87% (quarter ending September 30, 1998).


Average Annual Total Returns1
(for the periods ending
DECEMBER 31, 1998)                             PAST ONE YEAR   SINCE INCEPTION3
------------------------------                 -------------   ----------------
The Amerigo Fund Class N                           15.50%          12.17%
S&P 500 Index4                                     28.34%          21.41%
Morningstar's Average Multi-Asset Global Fund5      7.78%           3.32%

1 The performance figures shown above are for a class of shares not offered in this prospectus that would have annual and average annual total returns substantially similar to those of Class C shares, but do not take into account Class C shares' expenses and contingent deferred sales charge. Although both classes of shares invest in the same portfolio of securities, they do not have the same expenses. Class C shares are subject to an annual Rule 12b-1 distribution and service fee of 1.00% of the average daily net assets of Class C shares, as well as other class-specific expenses. The annual returns shown in the bar chart and the average annual total returns shown above have not been adjusted to reflect these expenses. In addition, the annual returns shown in the bar chart do not reflect the 1.00% contingent deferred sales charge payable by shareholders that redeem Class C shares within one year of purchase. If they did, returns would be lower. The average annual total returns shown above, however, have been adjusted to reflect this sales charge.

2 The Amerigo Fund Class N posted a total return of 13.66% for the period from January 1, 1999 through June 30, 1999.


3 Inception date: Class N shares - 7/14/97. Please note that "since inception" performance figures for the indexes are from 7/31/97 through 12/31/98.

4 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.


5 Morningstar's Multi-Asset Global Fund Average is an index that consists of mutual funds that seek total returns by investing in varying combinations of equities, fixed-income securities, and other asset classes. These funds may invest a significant portion of assets in securities of foreign issuers.

[ICON]   FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold Class C shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS C
     Maximum Sales Charge (Load) Imposed on
          Purchases                                                   None
     Maximum Deferred Sales Charge (Load) (as a
          percentage of offering price or redemption
          proceeds, as applicable)                                    1.00%1
     Redemption Fee                                                   None
     Exchange fee                                                     None

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM CLASS C SHARE ASSETS) 3
                                                                     CLASS C

     Management Fees                                                  1.00%
     Distribution and Service (12b-1) Fees                            1.00%
     Other Expenses2                                                  1.29%
     Total Annual Fund Operating Expenses                             3.29%
     Expense Reimbursement3                                          -1.14%
     Net Expenses                                                     2.15%


     Please see "Choosing a Share Class" for an explanation of how and when this sales charge applies.


1 A deferred sales charge on Class C applies only if redemption occurs less than one year from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

2 "Other Expenses" are based upon estimated amounts for the current fiscal year.

3 The manager has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 2.15%. The manager may terminate this agreement after April 30, 2000.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in Class C shares of the fund with the cost of investing in other mutual funds.

     Assuming you

     o    invest $10,000 in Class C shares of the fund
     o    redeem your Class C shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class C    $321             $906              $1,619           $3,508

     You would pay the following expenses if you did not redeem your shares:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class C    $218             $906              $1,619           $3,508

     Of course, your actual costs may be higher or lower.

                                THE CLERMONT FUND

[ICON]    INVESTMENT GOAL

          The fund seeks growth of capital and a reasonable level of current income.

  [ICON]  STRATEGIES


          The fund is a fund of funds that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"), although it may invest up to 100% of its total assets in one underlying fund. The fund invests primarily in underlying funds that seek long-term capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The fund will also invest at least 20% of its assets in underlying funds that invest primarily in long- or short-term bonds and other fixed income securities. In the underlying funds, current income will usually be of secondary importance.


          The underlying funds in which the fund invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments.


          The fund may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The fund may also invest temporarily up to 100% of its assets in money market securities and investment grade bonds as a defensive tactic. When invested defensively, the fund could be unable to achieve its investment goal.

          The manager selects underlying funds in which to invest based, in part, on their investment goals and strategies, their investment advisor and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The manager also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a fund invests may not share the same investment goal and investment limitations as the fund. Normally, a fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisors, and having a variety of different investment goals and strategies. However, a fund may invest up to 100% of its total assets in one underlying fund.


          The manager may vary the percentage of the fund's assets in each type of underlying fund or security based upon the mix of these investments that the manager believes will most likely achieve the fund's investment goal. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short term; and it overweights asset classes that it believes represent above average market potential with below average market risk.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

[ICON]    MAIN RISK FACTORS


          FOREIGN SECURITIES. The fund may be exposed to foreign markets through investment in one or more underlying funds owning foreign securities. By investing in these underlying funds, the fund carries additional risks such as regulatory, political and currency risk. Regulatory risk is the risk that a security's value may be adversely affected by changes in the laws regulating the company that issued the security. Political risk is the risk that an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Currency risk happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.These risks are heightened for underlying funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets.

          EQUITY SECURITIES. When the fund invests in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          DEBT SECURITIES. When the fund invests in underlying funds that own bonds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the fund. In addition, underlying funds may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

          UNDERLYING FUND STRATEGIES. When the fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the fund to lose money if the value of a security sold short by the fund, or an underlying fund in which the fund invests, does not go down as the managers expect.

          INVESTMENTS IN UNDERLYING FUNDS. Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. If you invest in the fund through a managed account program for which you pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the fund will involve greater fees and expenses than are present in other types of investments. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          OPPORTUNITY RISK. If the manager does not accurately predict changing market conditions and other economic factors, the fund's assets might be allocated in a manner that is disadvantageous, resulting in a decrease in the value of the fund's shares.


          Loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart on the left below provides some indication of the risks of investing in Class C shares of The Clermont Fund by showing the performance of Class N shares of the fund during the past calendar year. The table on the right compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How Class N shares of the fund have performed in the past is not necessarily an indication of how Class C shares of the fund will perform in the future.

CLASS N ANNUAL TOTAL RETURNS1, 2

         [Plot points for Edgar format]:

                           YEAR                      ANNUAL TOTAL RETURN
                           1998                                6.93%

During the period shown in the bar chart, the highest return for a quarter was 12.35% (quarter ending December 31, 1998), and the lowest return for a quarter was -10,28% (quarter ending September 30, 1998).


Average Annual Total Returns1
(for the periods ending
DECEMBER 31, 1998)                              PAST ONE YEAR  SINCE INCEPTION3
-----------------------------                   -------------  ----------------
The Clermont Fund Class N                            5.93%             5.91%
S&P 500 Index4                                      28.34%            21.41%
Morningstar's Average Multi-Asset Global Fund5       7.78%             3.32%

1 The performance figures shown above are for a class of shares not offered in this prospectus that would have annual and average annual total returns substantially similar to those of Class C shares, but do not take into account Class C shares' expenses and contingent deferred sales charge. Although both classes of shares invest in the same portfolio of securities, they do not have the same expenses. Class C shares are subject to an annual Rule 12b-1 distribution and service fee of 1.00% of the average daily net assets of Class C shares, as well as other class-specific expenses. The annual returns shown in the bar chart and the average annual total returns shown above have not been adjusted to reflect these expenses. In addition, the annual returns shown in the bar chart do not reflect the 1.00% contingent deferred sales charge payable by shareholders that redeem Class C shares within one year of purchase. If they did, returns would be lower. The average annual total returns shown above, however, have been adjusted to reflect this sales charge.

2 The Clermont Fund Class N posted a total return of 8.14% for the period from January 1, 1999 through June 30, 1999.


3 Inception date: Class N shares - 7/14/97. Please note that "since inception" performance figures for the indexes are from 7/31/97 through 12/31/98.

4 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.


5 Morningstar's Multi-Asset Global Fund Average is an index that consists of mutual funds that seek total returns by investing in varying combinations of equities, fixed-income securities, and other asset classes. These funds may invest a significant portion of assets in securities of foreign issuers.

[ICON]    FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold Class C shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS C
     Maximum Sales Charge (Load) Imposed on
          Purchases                                                   None
     Maximum Deferred Sales Charge (Load) (as a
          percentage of offering price or redemption
          proceeds, as applicable)                                    1.00%1
     Redemption Fee                                                   None
     Exchange fee                                                     None

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM CLASS C SHARE ASSETS) 3
                                                                     CLASS C

     Management Fees                                                 1.00%
     Distribution and Service (12b-1) Fees                           1.00%
     Other Expenses2                                                 2.31%
     Total Annual Fund Operating Expenses                            4.31%
     Expense Reimbursement3                                         -2.16%
     Net Expenses                                                    2.15%


     Please see "Choosing a Share Class" for an explanation of how and when this sales charge applies.


1 A deferred sales charge on Class C applies only if redemption occurs less than one year from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

2 "Other Expenses" are based upon estimated amounts for the current fiscal year.

3 The manager has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 2.15%. The manager may terminate this agreement after April 30, 2000.

     EXAMPLE

The example in the table below is intended to help you compare the cost of investing in Class C shares of the fund with the cost of investing in other mutual funds.

     Assuming you

     o    invest $10,000 in Class C shares of the fund
     o    redeem your Class C shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class C    $321             $1,111            $2,016           $4,334

     You would pay the following expenses if you did not redeem your shares:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class C    $218             $1,111            $2,016           $4,334

     Of course, your actual costs may be higher or lower.

[ICON]    WHO MAY WANT TO INVEST IN:

THE AMERIGO FUND

The fund may be appropriate if you:

     o    are seeking long-term growth potential

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     o are seeking access to markets that may be less accessible to individual investors

The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o    are unwilling to accept an investment that may go down in value


THE CLERMONT FUND

The fund may be appropriate if you:

     o are seeking a more conservative alternative to exclusively growth-oriented funds

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     o are seeking access to markets that may be less accessible to individual investors

The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o are seeking to maximize returns from an aggressive growth strategy that is invested in stocks at all times

     o    are unwilling to accept an investment that may go down in value

                        MORE INFORMATION ABOUT THE FUNDS

HOW DO THE FUNDS PURSUE THEIR INVESTMENT GOALS?

     The funds in which The Amerigo Fund invests will consist of underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek capital growth or appreciation, without regard to current income. These underlying funds may incur more risk than those in which The Clermont Fund invests. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic market movements.

     The funds in which The Clermont Fund invests will consist of underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek capital growth or appreciation, with current income typically of secondary importance.


     A fund may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A fund may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the fund. In addition, when the manager believes it is appropriate, a fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. The funds, the manager, and the distributor do not receive Rule 12b-1 distribution fees generated from the purchase of underlying funds.


     Although the funds may invest in shares of the same underlying fund, the percentage of each fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each fund.

     In allocating assets among market segments, the manager will employ both fundamental and technical analysis to assess relative risk and reward potential throughout the financial markets, with the objective of providing you with the best opportunity for achieving a fund's investment objective. A fund's portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short-term, and overweights market segments that it believes have above average market potential with below average market risk. By allocating its investments in this manner, each fund believes it will not be exposed to the same degree of market risk as a mutual fund that invests in only one market segment.

     ASSET SUBCLASSES. The asset allocation process is not limited to determining the degree to which a fund's assets should be invested in a given market segment. The manager continually explores opportunities in various subclasses of assets:

     o    geoeconomic considerations (for example, "foreign" versus "domestic")

     o maturities of fixed income securities (for example, "short term" versus "long term")

     o market capitalization (for example, "blue chip" versus "small capitalization")

     o    sector rotation (for example, "high tech" versus "industrial")

     TYPES OF FUNDS. Normally, a fund invests in the following types of mutual funds: aggressive growth, growth, growth and income, small capitalization, specialty and industry sector funds (including utility funds); international and global stock funds (including developed and emerging markets, regional funds and country specific funds), and international and global bond funds; U.S. Government securities, corporate bond, and high yield bond funds; and money market funds. For a discussion about the risks of these funds and some of the securities they hold, please read "More about Risk."

     A fund may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     A fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that the fund purchases will ever decrease. In fact, it is possible that this market discount may increase, and a fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a fund.

     STOCK SEGMENT. A fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     The stock segment includes domestic and foreign equity securities of all types. The manager seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individuals stocks that the manager believes to have superior investment potential. When the manager selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     BOND SEGMENT. A fund may invest in one or more bond funds owning domestic and foreign debt securities. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The manager will seek to maximize total return within the bond segment by adjusting the fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the money market segment, these securities may be denominated in U.S. dollars of foreign currency. A fund may also invest in bond funds that hold lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). In general, bond prices rise when interest rates fall, and fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

     MONEY MARKET SEGMENT. A fund may invest directly in, or in one or more money market funds owning, money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. The money market segment includes all types of domestic and foreign securities. These securities may be denominated in U.S. dollars or foreign currency.


     DEFENSIVE INVESTMENTS. The manager of a fund, or the underlying funds in which a fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a fund, or the underlying funds in which the fund invests, may increase temporarily their investment in government securities and other short-term securities without regard to the fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a fund, or the underlying funds in which the fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with SEC rules. High transaction costs could result from this frequent trading; however, because a significant portion of a fund's assets are invested in no-load mutual funds, which do not charge commissions upon the purchase or sale of their shares, the fund will pay less commissions than many mutual funds of similar size and portfolio turnover. Trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a fund.


                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees oversees the management of the funds and elects their officers. The officers are responsible for the funds' day-to-day operations. Information concerning the trustees and officers of the funds appears in the Statement of Additional Information.

INVESTMENT ADVISOR. Clarke Lanzen Skalla Investment Firm, Inc. ("CLS" or the "manager") serves as investment advisor to the funds. The manager has been an investment advisor to individuals, employee benefit plans, trusts, and corporations since 1989. The manager has managed the funds since their inception on July 14, 1997. As of April 30, 1999, the manager managed approximately $850 million in assets. The manager maintains its principal offices at 14747 California Street, Omaha, Nebraska 68154-1979.

PORTFOLIO MANAGER. Randal D. Skalla, Portfolio Manager, is primarily responsible for the day to day management of the funds. Mr. Skalla has managed the funds since their inception on July 14, 1997.

Mr. Skalla, a Trustee and Vice President of the Trust, has been a director and the Chief Investment Officer of the manager since December 1992. He is a graduate of Brigham Young University, where he earned a Bachelor of Science degree in Economics and a Masters of Business Administration degree with an emphasis in Finance and Investments.

MANAGEMENT FEES. During the year ended April 30, 1999, each fund paid management fees to the manager totaling 1.00% of its average daily net assets. For more information about management fees, please see "Investment Advisor" in the Statement of Additional Information.


DISTRIBUTOR. CLS Distributors, Inc. (the "distributor"), 14747 California Street, Omaha, NE 68154-1979, an affiliate of the manager, serves as the distributor of the shares of the funds.

YEAR 2000. The common past practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. This failure could adversely affect the funds' operations, including pricing, securities trading and the servicing of shareholder accounts.

CLS is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during and after 2000. We are now renovating and testing our internal systems. CLS is diligently working with external partners, suppliers, vendors and other service providers to ensure that the systems with which we interact will remain operational at all times.

     In addition to taking reasonable steps to secure our internal systems and external relationships, CLS is further developing contingency plans intended to ensure that unexpected systems failures will not adversely affect the funds' operations. CLS intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternative solutions if necessary.

     Despite CLS's efforts and contingency plans, however, noncompliant computer systems would have an adverse material effect on the funds' business, operations or financial condition. Additionally, the funds' performance could be hurt if a computer system failure at a company or governmental unit affects the prices of securities the funds own. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about year 2000 readiness as required in the U.S. CLS, of course, cannot audit any company and its major suppliers to verify their year 2000 readiness. CLS understands that many foreign countries and companies are well behind their U.S. counterparts in preparing for 2000.

                           HOW IS THE TRUST ORGANIZED?


     Each fund is a series of The CLS AdvisorOne Funds Trust (the "Trust"), an open-end management investment company .


     The Trust is supervised by a board of trustees, an independent body that has ultimate responsibility for the funds' activities. The board retains various companies to carry out the funds' operations, including the investment advisor, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the advisor) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment advisor and distributor.


     The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees"). A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.


PORTFOLIO TRADES

     In placing portfolio trades, the manager may use brokerage firms that market the funds' shares, but only when the manager believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the manager believes a brokerage firm can provide this combination, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by each fund to reduce its expenses.

INVESTMENT GOALS

     Except as otherwise provided in this prospectus, none of the funds' investment goals are fundamental and may be changed without shareholder approval.

DIVERSIFICATION


     The funds are diversified, which means a fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. However, the Investment Company Act of 1940 does not prevent a fund from investing more than 5% of its assets in one mutual fund under certain circumstances.


INDUSTRY CONCENTRATION

     Although a fund will not invest 25% or more of its total assets in any one industry or underlying funds that concentrate their investments in any one industry, a fund, through its investment in the underlying funds, may indirectly invest 25% or more of its total assets in one industry.

INVESTMENT STRUCTURE

     The Trust may, in the future, seek to achieve each fund's investment objective by investing all of the fund's assets in a diversified, open-end management investment company having substantially the same investment objective as the fund. Each fund's investment policies permit such an investment. You would receive 30 days prior written notice with respect to any such investment.


           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DO THE FUNDS EARN INCOME AND GAINS?

     The funds earn dividends and interest (the funds' "income") on their investments. When a fund sells a security for a price that is higher than it paid, it has a gain. When a fund sells a security for a price that is lower than it paid, it has a loss. If a fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. A fund's gains and losses are netted together, and, if the fund has a net gain (the fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUNDS' INVESTMENTS

     The funds invest your money in the securities that are described in the sections "Strategies" and "How Do the Funds Pursue Their Investment Goals?" Special tax rules may apply in determining the income and gains that a fund earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a fund generally pays no federal income tax on the income and gains that it distributes to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a fund's income and gains on its investments in stocks and other securities. A fund's income and short-term capital gains are paid to you as ordinary dividends. A fund's long-term capital gains are paid to you as capital gain distributions. If a fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the fund's distributions to you. Each fund pays dividends from its net investment income on a quarterly basis and distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the funds.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to a fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a fund for shares of another CLS AdvisorOne fund is treated as a redemption of fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a fund for shares in another CLS AdvisorOne fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the funds.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your funds shares will generally by subject to state and local income tax. The holding of funds shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the funds.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT -- The minimum investment to open an account in each fund is $2,500, except for an Individual Retirement Account (IRA), which has a $500 minimum. You may make subsequent investments in any account in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through your investment advisor. In the case of a new account, fill out the New Account Application accompanying this Prospectus and give it to your investment advisor. Be sure to specify the name of the fund and class of shares in which you are investing. A check payable to each fund you specify must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the particular fund(s) specified on the application (The Amerigo Fund, The Clermont Fund). Your investment advisor should send your completed application and payment to the following address: THE CLS ADVISORONE FUNDS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.


     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by each fund or by the distributor. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the funds' transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price (net asset value per share plus the applicable front-end sales charge, if any; Class C shares of the fund are sold without a front-end sales charge). Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.


     Wire orders for shares of the funds received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to Firstar Bank, N.A., the Custodian for the funds.

     If the wire order is for a new account, or to open an account in a different fund, you must telephone the fund prior to making your initial investment. Call 1-800-808-3829, or (614) 760-2158. Be sure to specify the name of the fund and class of shares in which you wish to invest. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one fund. Have your bank wire federal funds to:

FIRSTAR BANK, N.A. CINTI/TRUST
     ABA #: 042-00001-3
ATTENTION:  THE CLS ADVISORONE FUNDS
     (and Name of Fund - see below)
     CREDIT ACCOUNT NUMBER (account number for Fund as follows):
         THE AMERIGO FUND--
                  Account Number 486464423

         THE CLERMONT--
                  Account Number 486464431
     ACCOUNT NAME (your name)
     YOUR CLS ADVISORONE FUNDS ACCOUNT NUMBER


     On new accounts, your investment advisor must send a completed New Account Application to CLS AdvisorOne Funds c/o Mutual Funds Service Company, P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent.


     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of each fund and credited to such account.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in an existing account in a fund by mailing a check payable to the fund you specify. Please include your account number and the class of shares in which you wish to invest on the check and mail as follows:

                  THE CLS ADVISORONE FUNDS
                  C/O MUTUAL FUNDS SERVICE CO.
                  P. O. BOX 7177
                  DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

                              DESCRIPTION OF SHARES

     The funds offer Class C shares through this prospectus. The funds also offer an additional class of shares that has different sales charges and expenses, which may affect performance.

     You may purchase Class C shares at net asset value without an initial sales charge. There is a 1.00% contingent deferred sales charge (CDSC) on any Class C shares you sell within 12 months of purchase. The CDSC for Class C shares is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

     To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.


     All CDSC's imposed on redemptions are paid to the distributor.

     DISTRIBUTION FEES. Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The funds have adopted a distribution and service plan for Class C shares. Under this plan, the funds pay the distributor an annual distribution (12b-1) fee of up to 0.75% of Class C share assets and an annual service fee of up to 0.25% of Class C share assets. Because these fees are paid out of the funds' Class C share assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the funds. The distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses. Service fees are used primarily to reimburse brokerage firms for providing personal services to fund shareholders and maintaining shareholder accounts. The distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.


     SALES CHARGE WAIVERS: The funds may waive, where applicable, the CDSC on redemption:

     o    following the death of a shareholder,

     o if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration,

     o when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2.

See "Other Shareholder Services - Systematic Withdrawal Program" and the Statement of Additional Information.

     The funds may waive the CDSC on the redemption of Class C shares owned by directors, trustees, officers and full-time employees of The CLS AdvisorOne Funds trust, the Manager or the distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities. The funds may also waive the CDSC on the redemption of Class C shares owned by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisors and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value or for which the CDSC has been waived.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     You may redeem Class C shares and withdraw funds at net asset value per share less any applicable CDSC. There are no redemption fees. (See "How Net Asset Value Is Determined.")

     BY MAIL -- You may redeem shares by mailing a written signature guaranteed request to The CLS AdvisorOne Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Signature guaranteed means that you must have signed the request and the signature(s) must be guaranteed by an eligible guarantor institution (a bank, broker-dealer, credit union, securities exchange, clearing agency or savings association). We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries. The funds may waive these requirements in certain instances.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY TELEPHONE - You may redeem by telephone: 1-800-808-3829, or call (614) 760-2158. If you wish to use this procedure, you must elect to receive telephone redemption privileges on your New Account Application. Amounts withdrawn from your account will be mailed without charge to the address printed on your account statement.

     As a special service, you may arrange to have amounts in excess of $1,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on your New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.


     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share, less any applicable CDSC, next determined after receipt of a redemption request. (See "How Net Asset Value Is Determined.")

     WHEN PAYMENTS ARE MADE - Class C shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request, less any applicable CDSC. Payment is normally made within one business day after request is received. In unusual circumstances, a fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.


                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.


     Your exchange will be processed at the net asset value (less any CDSC that applies) next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you.


     Your exchange may be processed only if the shares of the fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES OF CLASS C SHARES: You may exchange Class C shares only for Class C shares of any other CLS AdvisorOne fund. You may not exchange Class C shares of the funds for any other class of shares of the funds. Any applicable CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange.


     Each fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES


     VALUATION OF SHARES. The net asset value per share (NAV) for a fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the fund's net assets by the number of its shares outstanding. The NAV is not calculated on days when the New York Stock Exchange is closed. For a list of holidays when the New York Stock Exchange is closed, please see "Additional Purchase and Redemption Information" in the Statement of Additional Information.


     A fund's assets consist primarily of underlying funds, which are valued at their respective NAVs. A fund's other assets are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the advisor under procedures adopted by the Board of Trustees.

     EXECUTION OF REQUESTS. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in a fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund or funds selected. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     If you have purchased Class C shares, withdrawals under this program from your account will be subject to any CDSC that applies, with the following exceptions. No CDSC will be charged on withdrawals:

     o that involve a distribution from an IRA or other qualified retirement plan after attaining age 59-1/2; or

     o in an amount that does not exceed 10% annually of the "initial account value" -- i.e., the value of your account at the time you elect to participate in this program, and thereafter, the value of your account as of the first day of any calendar year.

You may make additional investments and may change or stop the program at any time. There is no charge for this program.

                              SHAREHOLDER ACCOUNTS

     Each fund maintains an account for each shareholder in full and fractional shares. Each fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION STATEMENT -- All purchases and sales, and dividend reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. A fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. A fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

     The funds or the underlying funds are permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund or the underlying funds use these securities or practices, the fund's overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a CLS AdvisorOne fund will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows investment limitations of each fund as a percentage of the fund's assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the funds' annual/semiannual reports.

     NL -- No policy limitation on usage; portfolio or fund may be using currently
     P -- Permitted, but has not typically been used
     NP -- Not permitted

                                             THE AMERIGO FUND  THE CLERMONT FUND
                                             ----------------  -----------------
ASSET-BACKED SECURITIES.  Credit and interest          P               P
rate risks.

BORROWING; REVERSE REPURCHASE AGREEMENTS.              25%             25%
Leverage and credit risks.

COMPANIES WITH LIMITED OPERATING HISTORIES.            P               P
Market, liquidity and information risks.

CONVERTIBLE SECURITIES.  Market, interest              P               P
rate, prepayment and credit risks.

CURRENCY CONTRACTS.  Currency, leverage,               P               P
credit, correlation, liquidity and
opportunity risks.

DEFENSIVE MEASURES.  Opportunity risk.                 100%            100%

FOREIGN SECURITIES.  Market, currency,                 NL              NL
transaction, liquidity, information and
political risks.

HEDGING STRATEGIES; FINANCIAL FUTURES AND              100%            100%
OPTIONS; SECURITIES AND INDEX OPTIONS.
Hedging, correlation, currency, opportunity, leverage, interest rate, market, and liquidity risks.

ILLIQUID AND RESTRICTED SECURITIES.  Market,           15%             10%
liquidity and transaction risks.

INVESTMENT GRADE BONDS.  Interest rate,                NL              NL
prepayment, market and credit risks.

LONG/SHORT FUNDS. Market, hedged leverage,             NL              NL
speculative leverage, correlation, liquidity and opportunity risks are the principal risks.

MORTGAGE-BACKED SECURITIES.  Credit,                   P               P
extension, prepayment, liquidity, interest rate risks are the principal risks.

NON-INVESTMENT GRADE DEBT SECURITIES. Credit,          20%             20%
market, interest rate, liquidity, valuation, information risks are the principal risks.

SMALL AND MID-SIZED COMPANY SECURITIES.                NL              NL
Market, liquidity and information risks.

REPURCHASE AGREEMENTS.  Credit risk.                   NL              NL

SECTOR FOCUS.  Market and liquidity risks.             P               P

SECURITIES LENDING.  Credit risk.                    33 1/3%         33 1/3%

SHORT SALES -                                          P               P
     HEDGED.  Hedged leverage, market,
correlation, liquidity, opportunity risks are the principal risks.

     SPECULATIVE.  Speculative leverage,
market, liquidity risks are the principal risks.

SHORT-TERM TRADING.  Market risk.                      NL              NL

STRUCTURED SECURITIES.  Credit, interest               P               P
rate, extension, prepayment, market,
speculative leverage, liquidity, valuation risks are the principal risks.

WARRANTS. Hedging, correlation, currency,              5%              5%
opportunity, leverage, interest rate, market, and liquidity risks.

WHEN-ISSUED SECURITIES AND FORWARD                     P               P
COMMITMENTS.  Market, opportunity and
leverage risks.

                          RISK AND INVESTMENT GLOSSARY

     ASSET-BACKED SECURITIES are securities backed by unsecured debt, such as credit card debt; these securities are often guaranteed or over-collateralized to enhance their credit quality.

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refer to a loan of money from a bank or other financial institution undertaken by a portfolio or fund.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a fund or underlying fund "hedges" - uses one investment to offset the fund's position in another. If the two investments do not behave in relation to one another the way the fund manager expects them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

     CURRENCY RISK happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.

     THE EURO: SINGLE EUROPEAN CURRENCY. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which replaced the national currency for the eleven participating member countries. If an underlying fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be affected. Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers that an underlying fund may hold, and their impact on the value of fund shares and performance.

     DEFENSIVE MEASURES may be taken when a fund's advisor believes they are warranted due to market conditions. When this happens, the fund may increase its investment in government securities and other short-term securities without regard to the fund's investment restrictions, policies or normal investment emphasis. As a result, the fund could be unable to achieve its investment objective.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. Each of The CLS AdvisorOne funds is a diversified fund, but may invest more than 5% of its assets in one mutual fund. If this underlying mutual fund performs poorly, this could negatively affect the fund's share price.

     EXTENSION RISK means the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. The funds consider a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S. The risks of investing in foreign countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks.

     DEVELOPING COUNTRIES: Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

     HEDGING RISK comes into play when a fund or underlying fund uses a security whose value is based on an underlying security or index to "offset" the fund's or underlying fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

     LEVERAGE RISK is associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. If a fund invests in underlying funds that use leverage, it will have the risks arising from the use of leverage.

     o HEDGED - when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a fund or underlying fund also holds, any loss generated by the derivative should be offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o SPECULATIVE - To the extent that a derivative is not used as a hedge, a fund or underlying fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MANAGEMENT RISK is the risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     MORTGAGE-BACKED SECURITIES are securities backed by pools of mortgages, including pass-through certificates, PACs, TACs and other senior classes of collateralized mortgage obligations (CMOs).

     NON-INVESTMENT GRADE DEBT SECURITIES - debt securities rated below BBB/Baa, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Companies issuing lower-rated securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. The market price of lower-rated securities may fluctuate more than higher-rated securities, and lower-rated securities may be less liquid than higher-rated securities.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENT means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a fund's assets is invested in a relatively small number of related industries. If a fund invests in mutual funds that concentrate investments in one or a small number of related industries, they will have the risks arising from sector focus. Sector focus may increase both market and liquidity risk.

     SECURITIES LENDING means the lending of securities to financial institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a fund, you will be taxed at ordinary tax rates. Because the advisor may take defensive measures with regard to 100% of the assets in a fund, the risks and expenses of short-term trading may be higher than in other mutual funds.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     STRUCTURED SECURITIES means indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion.

     TRANSACTION RISK means that a fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WARRANTS are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specific time period, it will become worthless and the underlying fund will lose the purchase price and the right to purchase the underlying security.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


     Information about the funds, including the SAI, may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, the SAI, the reports and other information about the funds may be viewed on the Commission's Internet website at HTTP://WWW.SEC.GOV and copies of this information may be obtained (upon payment of a copying fee) by writing the public reference section of the Commission, Washington, D.C. 20549-6009 (telephone 1-800-SEC-0330).

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the funds, or make shareholder inquiries, please write or call us at the address and telephone number listed below. Copies of the current annual/semi-annual report or SAI will be sent to you within three days of your request.


                              CLS AdvisorOne Funds
                             14747 California Street
                              Omaha, NE 68154-1979
                                  800-635-3427
                                  402-397-3313


                                                         SEC File No.: 811-8095

                              CLS ADVISORONE FUNDS


PROSPECTUS                                   THE AMERIGO FUND - CLASS N


AUGUST 30, 1999
                                             THE CLERMONT FUND - CLASS N


 [LOGOS]

     The CLS AdvisorOne Funds is a family of mutual funds that consists of The Amerigo Fund and The Clermont Fund.

     This Prospectus gives you important information about the funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                              CLS AdvisorOne Funds
                             14747 California Street
                              Omaha, NE 68154-1979
                                  800-635-3427
                                  402-397-3313

CONTENTS

                                        THE FUNDS

A fund by fund look at                  The Amerigo Fund                  _____
investment goals, strategies,           The Clermont Fund                 _____
risks, performance and expenses

Information on who may want to          Who May Want to Invest            _____
invest and who may not want to invest

More information about the funds        More Information about the Funds  _____
you should know before investing        Who Manages the Funds             _____
                                        How is the Trust Organized        _____
                                        How Does Taxation Affect the
                                          Funds and Their Shareholders    _____
                                        Highlights Table                  _____

                                        SHAREHOLDER MANUAL

Information about account               How to Buy Shares                 _____
transactions and services               How to Make Withdrawals
                                          (Redemptions)                   _____
                                        Transaction Policies              _____
                                        Other Shareholder Services        _____

                                        MORE ABOUT RISK

                                        Investment Practices, Securities
                                           and Related Risks              _____
                                        Risk and Investment Glossary      _____

                                        FOR MORE INFORMATION

Where to learn more about the funds     Back Cover

                                THE AMERIGO FUND

[ICON]    INVESTMENT GOAL

          The fund seeks capital appreciation and long-term growth of capital without regard to current income.

[ICON]    STRATEGIES


          The fund is a fund of funds that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"), although it may invest up to 100% of its total assets in one underlying fund. The fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The fund may also invest up to 20% of its assets in underlying funds that invest primarily in long- or short-term bonds and other fixed income securities whenever the manager believes these underlying funds offer a potential for capital appreciation.


          The underlying funds in which the fund invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments.


          The fund may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The fund may also invest temporarily up to 100% of its assets in money market securities and investment grade bonds as a defensive tactic. When invested defensively, the fund could be unable to achieve its investment goal.

          The manager selects underlying funds in which to invest based, in part, on their investment goals and strategies, their investment advisor and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The manager also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a fund invests may not share the same investment goal and investment limitations as the fund. Normally, a fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisors, and having a variety of different investment goals and strategies. However, a fund may invest up to 100% of its total assets in one underlying fund.


          The manager may vary the percentage of the fund's assets in each type of underlying fund or security based upon the mix of these investments that the manager believes will most likely achieve the fund's investment goal. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short term; and it overweights asset classes that it believes represent above average market potential with below average market risk.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

[ICON]    MAIN RISK FACTORS


          FOREIGN SECURITIES. The fund may be exposed to foreign markets through investment in one or more underlying funds owning foreign securities. By investing in these underlying funds, the fund carries additional risks such as regulatory, political and currency risk. Regulatory risk is the risk that a security's value may be adversely affected by changes in the laws regulating the company that issued the security. Political risk is the risk that an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Currency risk happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.These risks are heightened for underlying funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets.

          EQUITY SECURITIES. When the fund invests in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          DEBT SECURITIES. When the fund invests in underlying funds that own bonds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the fund. In addition, underlying funds may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

          UNDERLYING FUND STRATEGIES. When the fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the fund to lose money if the value of a security sold short by the fund, or an underlying fund in which the fund invests, does not go down as the managers expect.

          INVESTMENTS IN UNDERLYING FUNDS. Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. If you invest in the fund through a managed account program for which you pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the fund will involve greater fees and expenses than are present in other types of investments. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          OPPORTUNITY RISK. If the manager does not accurately predict changing market conditions and other economic factors, the fund's assets might be allocated in a manner that is disadvantageous, resulting in a decrease in the value of the fund's shares.


          Loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart on the left below provides some indication of the risks of investing in Class N shares of The Amerigo Fund by showing the performance of Class N shares of the fund during the past calendar year. The table on the right compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How Class N shares of the fund have performed in the past is not necessarily an indication of how Class N shares of the fund will perform in the future.

CLASS N ANNUAL TOTAL RETURNS1

         [Plot points for Edgar format]:

                           YEAR                      ANNUAL TOTAL RETURN
                           1998                                16.50%

During the period shown in the bar chart, the highest return for a quarter was 20.92% (quarter ending December 31, 1998), and the lowest return for a quarter was -13.87% (quarter ending September 30, 1998).


Average Annual Total Returns
(for the periods ending
DECEMBER 31, 1998)                              PAST ONE YEAR   SINCE INCEPTION2
-----------------------------                   -------------   ----------------
The Amerigo Fund Class N                            16.50%            12.17%
S&P 500 Index3                                      28.34%            21.41%
Morningstar's Average Multi-Asset Global Fund4       7.78%             3.32%

1 The Amerigo Fund Class N posted a total return of 13.66% for the period from January 1, 1999 through June 30, 1999.


2 Inception date: Class N - July 14, 1997. Please note that "since inception" performance figures for the indexes are from 7/31/97 through 12/31/98.

3 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.


4 Morningstar's Multi-Asset Global Fund Average is an index that consists of mutual funds that seek total returns by investing in varying combinations of equities, fixed-income securities, and other asset classes. These funds may invest a significant portion of assets in securities of foreign issuers.


[ICON]   FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   CLASS N
     Maximum Sales Charge (Load) Imposed on
          Purchases                                                  None
     Maximum Deferred Sales Charge (Load) (as a
          percentage of offering price or redemption
          proceeds, as applicable)                                   None
     Redemption Fee                                                  None
     Exchange fee                                                    None

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                                                   CLASS N

     Management Fees                                                1.00%
     Other Expenses1                                                1.29%
     Total Annual Fund Operating Expenses                           2.29%
     Expense Reimbursement2                                        -1.14%
     Net Expenses                                                   1.15%


1 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended April 30, 1999.


2 The manager has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.15%. The manager may terminate this agreement after April 30, 2000.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in Class N shares of the fund with the cost of investing in other mutual funds.

     Assuming you

     o    invest $10,000 in Class N shares of the fund
     o    redeem your Class N shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class N    $117             $606              $1,121           $2,537

     Of course, your actual costs may be higher or lower.

                                THE CLERMONT FUND

[ICON]    INVESTMENT GOAL

          The fund seeks growth of capital and a reasonable level of current income.

  [ICON]  STRATEGIES


          The fund is a fund of funds that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"), although it may invest up to 100% of its total assets in one underlying fund. The fund invests primarily in underlying funds that seek long-term capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The fund will also invest at least 20% of its assets in underlying funds that invest primarily in long- or short-term bonds and other fixed income securities. In the underlying funds, current income will usually be of secondary importance.


          The underlying funds in which the fund invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments.


          The fund may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The fund may also invest temporarily up to 100% of its assets in money market securities and investment grade bonds as a defensive tactic. When invested defensively, the fund could be unable to achieve its investment goal.

          The manager selects underlying funds in which to invest based, in part, on their investment goals and strategies, their investment advisor and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The manager also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a fund invests may not share the same investment goal and investment limitations as the fund. Normally, a fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisors, and having a variety of different investment goals and strategies. However, a fund may invest up to 100% of its total assets in one underlying fund.


          The manager may vary the percentage of the fund's assets in each type of underlying fund or security based upon the mix of these investments that the manager believes will most likely achieve the fund's investment goal. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short term; and it overweights asset classes that it believes represent above average market potential with below average market risk.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

[ICON]    MAIN RISK FACTORS


          FOREIGN SECURITIES. The fund may be exposed to foreign markets through investment in one or more underlying funds owning foreign securities. By investing in these underlying funds, the fund carries additional risks such as regulatory, political and currency risk. Regulatory risk is the risk that a security's value may be adversely affected by changes in the laws regulating the company that issued the security. Political risk is the risk that an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Currency risk happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.These risks are heightened for underlying funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets.

          EQUITY SECURITIES. When the fund invests in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          DEBT SECURITIES. When the fund invests in underlying funds that own bonds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the fund. In addition, underlying funds may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

          UNDERLYING FUND STRATEGIES. When the fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the fund to lose money if the value of a security sold short by the fund, or an underlying fund in which the fund invests, does not go down as the managers expect.

          INVESTMENTS IN UNDERLYING FUNDS. Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. If you invest in the fund through a managed account program for which you pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the fund will involve greater fees and expenses than are present in other types of investments. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          OPPORTUNITY RISK. If the manager does not accurately predict changing market conditions and other economic factors, the fund's assets might be allocated in a manner that is disadvantageous, resulting in a decrease in the value of the fund's shares.


          Loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

     The bar chart on the left below provides some indication of the risks of investing in Class N shares of The Clermont Fund by showing the performance of Class N shares of the fund during the past calendar year. The table on the right compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How Class N shares of the fund have performed in the past is not necessarily an indication of how Class N shares of the fund will perform in the future.

CLASS N ANNUAL TOTAL RETURNS1

         [Plot points for Edgar format]:

                           YEAR                      ANNUAL TOTAL RETURN
                           1998                                6.93%

During the period shown in the bar chart, the highest return for a quarter was 12.35% (quarter ending December 31, 1998), and the lowest return for a quarter was -10.28% (quarter ending September 30, 1998).


Average Annual Total Returns
(for the periods ending
DECEMBER 31, 1998)                             PAST ONE YEAR    SINCE INCEPTION2
----------------------------                   -------------    ----------------
The Clermont Fund Class N                           6.93%             5.91%
S&P 500 Index3                                     28.34%            21.41%
Morningstar's Average Multi-Asset Global Fund4      7.78%             3.32%

1 The Clermont Fund Class N posted a total return of 8.14% for the period from January 1, 1999 through June 30, 1999.


2 Inception date: Class N - July 14, 1997. Please note that "since inception" performance figures for the indexes are from 7/31/97 through 12/31/98.

3 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.


4 Morningstar's Multi-Asset Global Fund Average is an index that consists of mutual funds that seek total returns by investing in varying combinations of equities, fixed-income securities, and other asset classes. These funds may invest a significant portion of assets in securities of foreign issuers.


[ICON]   FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold Class N shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   CLASS N
     Maximum Sales Charge (Load) Imposed on
          Purchases                                                  None
     Maximum Deferred Sales Charge (Load) (as a
          percentage of offering price or redemption
          proceeds, as applicable)                                   None
     Redemption Fee                                                  None
     Exchange fee                                                    None

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
                                                                    CLASS N

      Management Fees                                                1.00%
      Other Expenses1                                                2.31%
      Total Annual Fund Operating Expenses                           3.31%
      Expense Reimbursement2                                        -2.16%
      Net Expenses                                                   1.15%


1 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended April 30, 1999.


2 The manager has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 1.15%. The manager may terminate this agreement after April 30, 2000.

     EXAMPLE

     The example in the table below is intended to help you compare the cost of investing in Class N shares of the fund with the cost of investing in other mutual funds.

     Assuming you

     o    invest $10,000 in Class N shares of the fund
     o    redeem your Class N shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

     your cost of investing in the fund would be:

          1 YEAR           3 YEARS           5 YEARS          10 YEARS
          ------           -------           -------          --------
Class N    $117             $816              $1,539           $3,456

     Of course, your actual costs may be higher or lower.

[ICON]    WHO MAY WANT TO INVEST IN:

THE AMERIGO FUND

The fund may be appropriate if you:

     o    are seeking long-term growth potential

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     o are seeking access to markets that may be less accessible to individual investors

The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o    are unwilling to accept an investment that may go down in value


THE CLERMONT FUND

The fund may be appropriate if you:

     o are seeking a more conservative alternative to exclusively growth-oriented funds

     o    are seeking to diversify your portfolio

     o    are investing with a long-term horizon

     o are seeking access to markets that may be less accessible to individual investors

The fund may not be appropriate if you:

     o    are investing to meet short-term financial goals

     o are seeking to maximize returns from an aggressive growth strategy that is invested in stocks at all times

     o    are unwilling to accept an investment that may go down in value

                         RESULTS OF A $10,000 INVESTMENT
                     THE AMERIGO FUND VS. BENCHMARK INDEXES

AVERAGE ANNUAL TOTAL RETURNS
AS OF 4/30/99
CLASS N SHARES

1 YEAR                         13.28%
SINCE INCEPTION (7/14/97)      15.39%

[Graph] The following information was presented as a line graph:


                  The Amerigo                         Morningstar's Average
DATE              FUND CLASS N      THE S&P 500       MULTI-ASSET GLOBAL FUND(1)
----              ------------      -----------       -----------------------

7/14/97           $10,000           $10,000           $10,000
10/31/97          $10,060           $ 9,584           $ 9,700
1/31/98           $10,126           $10,272           $ 9,797
4/30/98           $11,411           $11,650           $10,581
7/31/98           $11,170           $11,743           $10,369
10/31/98          $10,327           $11,513           $ 9,954
1/31/99           $12,435           $13,409           $10,651
4/30/99           $12,926           $13,991           $11,077


(1) MORNINGSTAR'S MULTI-ASSET GLOBAL FUND AVERAGE IS AN INDEX THAT CONSISTS OF MUTUAL FUNDS THAT SEEK TOTAL RETURNS BY INVESTING IN VARYING COMBINATIONS OF EQUITIES, FIXED-INCOME SECURITIES, AND OTHER ASSET CLASSES. THESE FUNDS MAY INVEST A SIGNIFICANT PORTION OF ASSETS IN SECURITIES OF FOREIGN ISSUERS.


The chart compares The Amerigo Fund's Class N shares to benchmark indexes. It is intended to give you a general idea of how Class N shares of the fund performed compared to these benchmarks over the period 7/14/97-4/30/99. (Please note that performance figures for the indexes are from 7/31/97 through 4/30/99.) It is important to understand differences between your fund and these indexes. An index measures performance of a hypothetical portfolio.

A market index such as the S&P 500 Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. An index of funds such as the Morningstar's Average Multi-Asset Global Fund Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

For a description of indexes referred to on this page, please refer to "Performance."

PAST PERFORMANCE IS NO GUARANTEE OF COMPARABLE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

YEAR IN REVIEW

The market environment over the past 12 months ending April 30, 1999 took on the characteristics of two very different markets. The stock market traded in a sideways-to slightly upward pattern from April 30, 1998 until July 17, 1998.

From this date until October 8, 1998, the market went into a severe intermediate term correction with the major averages declining close to 20% and the mid and small cap averages showing declines of around 30%. This intermediate term correction in the stock market was caused by several factors affecting the markets at roughly the same time. In August of 1998, the market was dealing with the issues of a possible impeachment of the President of the United States, the bombing of a U.S. embassy, continued currency crises in Asia and Latin America, the collapse of the Russian Ruble and Russia's default on their debt payments, the continued Japanese banking crises, and the near collapse of hedge fund manager, Long Term Capital. All of these issues took what would have otherwise been an ordinary correction in an ongoing bull market and turned it into a much deeper correction. Since bottoming out on October 8, 1998, the market has staged a tremendous rebound, erasing all of the declines of the correction. The rebound was triggered by the Federal Reserve stepping in to lower interest rates, as well as the realization that the U.S. economy was still very strong, presenting no threat of a pending recession. However, not all stocks have participated in the recovery. It has been primarily the largest growth stocks that have generated most of the gains. Most value-type stocks and smaller companies have negative one-year returns. In fact, most companies have posted negative returns over the past 12 months.

Diversification into international markets was of no help over the past 12 months as the average international mutual fund, as tracked by Morningstar, gained 1.95%. Bonds also offered little help during the past 12 months as the average general bond fund returned 4.82%, and the average multi-sector bond fund returned .88%, while the average high yield bond fund lost .20%.

Over the past twelve months, The Amerigo Fund had significant exposure to the largest domestic growth companies, which have been the market leaders. At the same time the fund also had exposure to small company and international stocks. During this period the fund has been steadily increasing its weightings of funds owning the largest capitalization stocks. Small cap weightings declined from around 20% to just over 9% and international weightings declined from 18% to 11%.

The total return for The Amerigo Fund during the past twelve months ending April 30, 1999 was 13.28%. During this same time period the S&P 500 Composite Stock Price Index gained 21.83% and the average Multi-Asset Global mutual fund monitored by Morningstar, Inc. gained 3.36%.

                         RESULTS OF A $10,000 INVESTMENT
                     THE CLERMONT FUND VS. BENCHMARK INDEXES

AVERAGE ANNUAL TOTAL RETURNS
AS OF 4/30/99
CLASS N SHARES

1 YEAR                         5.31%
SINCE INCEPTION (7/14/97)      8.45%

[Graph] The following information was presented as a line graph:


                The Clermont                          Morningstar's Average
DATE            FUND CLASS N       THE S&P 500        MULTI-ASSET GLOBAL FUND(1)
----            ------------       -----------        -----------------------

7/14/97         $10,000            $10,000            $10,000
10/31/97        $ 9,970            $ 9,584            $ 9,700
1/31/98         $10,223            $10,272            $ 9,797
4/30/98         $10,984            $11,650            $10,581
7/31/98         $10,546            $11,743            $10,369
10/31/98        $10,139            $11,513            $ 9,954
1/31/99         $11,082            $13,409            $10,651
4/30/99         $11,566            $13,991            $11,077


(1) MORNINGSTAR'S MULTI-ASSET GLOBAL FUND AVERAGE IS AN INDEX THAT CONSISTS OF MUTUAL FUNDS THAT SEEK TOTAL RETURNS BY INVESTING IN VARYING COMBINATIONS OF EQUITIES, FIXED-INCOME SECURITIES, AND OTHER ASSET CLASSES. THESE FUNDS MAY INVEST A SIGNIFICANT PORTION OF ASSETS IN SECURITIES OF FOREIGN ISSUERS.


The chart compares The Clermont Fund's Class N shares to benchmark indexes. It is intended to give you a general idea of how Class N shares of the fund performed compared to these benchmarks over the period 7/14/97-4/30/99. (Please note that performance figures for the indexes are from 7/31/97 through 4/30/99.) It is important to understand differences between your fund and these indexes. An index measures performance of a hypothetical portfolio.

A market index such as the S&P 500 Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. An index of funds such as the Morningstar's Average Multi-Asset Global Fund Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

For a description of indexes referred to on this page, please refer to "Performance."

PAST PERFORMANCE IS NO GUARANTEE OF COMPARABLE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

YEAR IN REVIEW

The market environment over the past 12 months ending April 30, 1999 took on the characteristics of two very different markets. The stock market traded in a sideways-to slightly upward pattern from April 30, 1998 until July 17, 1998.

From this date until October 8, 1998, the market went into a severe intermediate term correction with the major averages declining close to 20% and the mid and small cap averages showing declines of around 30%. This intermediate term correction in the stock market was caused by several factors affecting the markets at roughly the same time. In August of 1998, the market was dealing with the issues of a possible impeachment of the President of the United States, the bombing of a U.S. embassy, continued currency crises in Asia and Latin America, the collapse of the Russian Ruble and Russia's default on their debt payments, the continued Japanese banking crises, and the near collapse of hedge fund manager, Long Term Capital. All of these issues took what would have otherwise been an ordinary correction in an ongoing bull market and turned it into a much deeper correction. Since bottoming out on October 8, 1998, the market has staged a tremendous rebound, erasing all of the declines of the correction. The rebound was triggered by the Federal Reserve stepping in to lower interest rates, as well as the realization that the U.S. economy was still very strong, presenting no threat of a pending recession. However, not all stocks have participated in the recovery. It has been primarily the largest growth stocks that have generated most of the gains. Most value-type stocks and smaller companies have negative one-year returns. In fact, most companies have posted negative returns over the past 12 months.

Diversification into international markets was of no help over the past 12 months as the average international mutual fund, as tracked by Morningstar, gained 1.95%. Bonds also offered little help during the past 12 months as the average general bond fund returned 4.82%, and the average multi-sector bond fund returned .88%, while the average high yield bond fund lost .20%.

Since inception on July 14, 1997, The Clermont Fund has held an average weighting of 65% equities and 35% bonds. The bond weightings have both helped and hurt the fund during the past twelve months. While the market was heading to all time highs during May, June and July, our bond positions were a hindrance on performance as they were mostly going sideways. However, during the 3rd quarter sell-off in the equity markets, our bond positions added a great amount of stability to the portfolio as most bond funds increased in price while equity funds declined. But as the market recovered after hitting bottom on October 8, 1998, the bond weighting once again became a hindrance to performance.

The bond weighting in The Clermont Fund is by design, and we will always have a portion of the portfolio in bonds in order to reduce the risk level and day-to-day volatility of the fund. This is a plus when the markets are moving down or sideways, but it may be a drag on performance when the markets are moving steadily higher.


The Clermont Fund, being a more conservative fund than The Amerigo Fund, has had a heavy weighting in mutual funds that invest in value stocks. These are stocks that have lower price-to-earnings ratios and higher dividends. Historically, these types of funds have performed much better when the markets go through corrections. Unfortunately, this was not the case over the past twelve months as value stocks significantly underperformed growth stocks. As a result, we steadily increased our exposure to growth mutual funds over that time period, while reducing our exposure to value funds.

Over the past twelve months, Large cap exposure in Clermont rose from 28% to more than 41%, Small and Mid cap exposure decreased from 20% to 14%, and International exposure decreased from 18% to 10%.


The total return for the Clermont Fund during the past twelve months ending April 30, 1999 was 5.31%. During this same time period the S&P 500 Composite Stock Price Index gained 21.83% and the average Multi-Asset Global mutual fund monitored by Morningstar, Inc. gained 3.36%.

                        MORE INFORMATION ABOUT THE FUNDS

HOW DO THE FUNDS PURSUE THEIR INVESTMENT GOALS?

     The funds in which The Amerigo Fund invests will consist of underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek capital growth or appreciation, without regard to current income. These underlying funds may incur more risk than those in which The Clermont Fund invests. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic market movements.

     The funds in which The Clermont Fund invests will consist of underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek capital growth or appreciation, with current income typically of secondary importance.


     A fund may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A fund may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the fund. In addition, when the manager believes it is appropriate, a fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. The funds, the manager, and the distributor do not receive Rule 12b-1 distribution fees generated from the purchase of underlying funds.


     Although the funds may invest in shares of the same underlying fund, the percentage of each fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each fund.

     In allocating assets among market segments, the manager will employ both fundamental and technical analysis to assess relative risk and reward potential throughout the financial markets, with the objective of providing you with the best opportunity for achieving a fund's investment objective. A fund's portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur. The manager substantially underweights asset classes that it believes have above average market risk with below average market potential over the short-term, and overweights market segments that it believes have above average market potential with below average market risk. By allocating its investments in this manner, each fund believes it will not be exposed to the same degree of market risk as a mutual fund that invests in only one market segment.

     ASSET SUBCLASSES. The asset allocation process is not limited to determining the degree to which a fund's assets should be invested in a given market segment. The manager continually explores opportunities in various subclasses of assets:

     o    geoeconomic considerations (for example, "foreign" versus "domestic")
     o maturities of fixed income securities (for example, "short term" versus "long term")
     o market capitalization (for example, "blue chip" versus "small capitalization")
     o    sector rotation (for example, "high tech" versus "industrial")

     TYPES OF FUNDS. Normally, a fund invests in the following types of mutual funds: aggressive growth, growth, growth and income, small capitalization, specialty and industry sector funds (including utility funds); international and global stock funds (including developed and emerging markets, regional funds and country specific funds), and international and global bond funds; U.S. Government securities, corporate bond, and high yield bond funds; and money market funds. For a discussion about the risks of these funds and some of the securities they hold, please read "More about Risk."

     A fund may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     A fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that the fund purchases will ever decrease. In fact, it is possible that this market discount may increase, and a fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a fund.

     STOCK SEGMENT. A fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     The stock segment includes domestic and foreign equity securities of all types. The manager seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individuals stocks that the manager believes to have superior investment potential. When the manager selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     BOND SEGMENT. A fund may invest in one or more bond funds owning domestic and foreign debt securities. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The manager will seek to maximize total return within the bond segment by adjusting the fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the money market segment, these securities may be denominated in U.S. dollars of foreign currency. A fund may also invest in bond funds that hold lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). In general, bond prices rise when interest rates fall, and fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

     MONEY MARKET SEGMENT. A fund may invest directly in, or in one or more money market funds owning, money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. The money market segment includes all types of domestic and foreign securities. These securities may be denominated in U.S. dollars or foreign currency.


     DEFENSIVE INVESTMENTS. The manager of a fund, or the underlying funds in which a fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a fund, or the underlying funds in which the fund invests, may increase temporarily their investment in government securities and other short-term securities without regard to the fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a fund, or the underlying funds in which the fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with SEC rules. High transaction costs could result from this frequent trading; however, because a significant portion of a fund's assets are invested in no-load mutual funds, which do not charge commissions upon the purchase or sale of their shares, the fund will pay less commissions than many mutual funds of similar size and portfolio turnover. Trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a fund.


                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees oversees the management of the funds and elects their officers. The officers are responsible for the funds' day-to-day operations. Information concerning the trustees and officers of the funds appears in the Statement of Additional Information.

INVESTMENT ADVISOR. Clarke Lanzen Skalla Investment Firm, Inc. ("CLS" or the "manager") serves as investment advisor to the funds. The manager has been an investment advisor to individuals, employee benefit plans, trusts, and corporations since 1989. The manager has managed the funds since their inception on July 14, 1997. As of April 30, 1999, the manager managed approximately $850 million in assets. The manager maintains its principal offices at 14747 California Street, Omaha, Nebraska 68154-1979.

PORTFOLIO MANAGER. Randal D. Skalla, Portfolio Manager, is primarily responsible for the day to day management of the funds. Mr. Skalla has managed the funds since their inception on July 14, 1997.

Mr. Skalla, a Trustee and Vice President of the Trust, has been a director and the Chief Investment Officer of the manager since December 1992. He is a graduate of Brigham Young University, where he earned a Bachelor of Science degree in Economics and a Masters of Business Administration degree with an emphasis in Finance and Investments.


MANAGEMENT FEES. During the year ended April 30, 1999, each fund paid management fees to the manager totaling 1.00% of its average daily net assets. For more information about management fees, please see "Investment Advisor" in the Statement of Additional Information.

YEAR 2000. The common past practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. This failure could adversely affect the funds' operations, including pricing, securities trading and the servicing of shareholder accounts.

     CLS is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during and after 2000. We are now renovating and testing our internal systems. CLS is diligently working with external partners, suppliers, vendors and other service providers to ensure that the systems with which we interact will remain operational at all times.

     In addition to taking reasonable steps to secure our internal systems and external relationships, CLS is further developing contingency plans intended to ensure that unexpected systems failures will not adversely affect the funds' operations. CLS intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternative solutions if necessary.

     Despite CLS's efforts and contingency plans, however, noncompliant computer systems would have an adverse material effect on the funds' business, operations or financial condition. Additionally, the funds' performance could be hurt if a computer system failure at a company or governmental unit affects the prices of securities the funds own. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about year 2000 readiness as required in the U.S. CLS, of course, cannot audit any company and its major suppliers to verify their year 2000 readiness. CLS understands that many foreign countries and companies are well behind their U.S. counterparts in preparing for 2000.

                           HOW IS THE TRUST ORGANIZED?


     Each fund is a series of The CLS AdvisorOne Funds Trust (the "Trust"), an open-end management investment company.


     The Trust is supervised by a board of trustees, an independent body that has ultimate responsibility for the funds' activities. The board retains various companies to carry out the funds' operations, including the investment advisor, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the advisor) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment advisor.


     The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies or approving a management contract. A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.


PORTFOLIO TRADES

     In placing portfolio trades, the manager may use brokerage firms that market the funds' shares, but only when the manager believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the manager believes a brokerage firm can provide this combination, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by each fund to reduce its expenses.

INVESTMENT GOALS

     Except as otherwise provided in this prospectus, none of the funds' investment goals are fundamental and may be changed without shareholder approval.

DIVERSIFICATION


     The funds are diversified, which means a fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. However, the Investment Company Act of 1940 does not prevent a fund from investing more than 5% of its assets in one mutual fund under certain circumstances.


INDUSTRY CONCENTRATION

     Although a fund will not invest 25% or more of its total assets in any one industry or underlying funds that concentrate their investments in any one industry, a fund, through its investment in the underlying funds, may indirectly invest 25% or more of its total assets in one industry.

INVESTMENT STRUCTURE

     The Trust may, in the future, seek to achieve each fund's investment objective by investing all of the fund's assets in a diversified, open-end management investment company having substantially the same investment objective as the fund. Each fund's investment policies permit such an investment. You would receive 30 days prior written notice with respect to any such investment.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DO THE FUNDS EARN INCOME AND GAINS?

     The funds earn dividends and interest (the funds' "income") on their investments. When a fund sells a security for a price that is higher than it paid, it has a gain. When a fund sells a security for a price that is lower than it paid, it has a loss. If a fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. A fund's gains and losses are netted together, and, if the fund has a net gain (the fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUNDS' INVESTMENTS

     The funds invest your money in the securities that are described in the sections "Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that a fund earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a fund generally pays no federal income tax on the income and gains that it distributes to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a fund's income and gains on its investments in stocks and other securities. A fund's income and short-term capital gains are paid to you as ordinary dividends. A fund's long-term capital gains are paid to you as capital gain distributions. If a fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable distribution. These amounts, taken together, are what we call the fund's distributions to you. Each fund pays dividends from its net investment income on a quarterly basis and distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the funds.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to a fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a fund for shares of another CLS AdvisorOne fund is treated as a redemption of fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a fund for shares in another CLS AdvisorOne fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the funds.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your funds shares will generally by subject to state and local income tax. The holding of funds shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the funds.

                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

     This explanation uses The Amerigo Fund - Class N as an example. The fund began calendar year 1998 with a net asset value (price) of $11.37 per share. During the year, the fund lost $0.05 per share from investment income (interest and dividends less operating expenses) and earned $1.56 per share from investments that had appreciated in value or that were sold for higher prices than the fund paid for them.

     The earnings ($1.51 per share) minus the distributions ($0.00 per share) resulted in a share price of $12.88 at the end of the year. This was an increase of $1.51 per share (from $11.37 at the beginning of the year to $12.88 at the end of the year), which equaled a total return of 13.28% for the year.

     As of April 30, 1999, The Amerigo Fund Class N shares had $19,553,954 in net assets. For the year, The Amerigo Fund Class N shares' expense ratio was 1.15% ($11.50 per $1,000 of net assets); and its net investment income amounted to (0.51%) of its average net assets. It sold and replaced securities valued at 37.56% of its net assets.

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the funds' financial performance for the past 2 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the funds' financial statements, are included in the annual report, which is available upon request.

                                                             For the Period
THE AMERIGO FUND - CLASS N          For the Year Ended     from July 14, 1997*
                                      April 30, 1999      through April 30, 1998


NET ASSET VALUE, BEGINNING OF PERIOD       $11.37                 $10.00
------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
------------------------------------------------------------------------------
NET INVESTMENT INCOME                       (0.05)                  0.02
------------------------------------------------------------------------------
Net realized and unrealized gains
   FROM INVESTMENTS                          1.56                   1.39
------------------------------------------------------------------------------
TOTAL                                        1.51                   1.41
------------------------------------------------------------------------------
DISTRIBUTIONS:
------------------------------------------------------------------------------
FROM NET INVESTMENT INCOME                    --                   (0.02)
------------------------------------------------------------------------------
IN EXCESS OF NET INVESTMENT INCOME            --                   (0.02)
------------------------------------------------------------------------------
TOTAL                                         --                   (0.04)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.88                $11.37
------------------------------------------------------------------------------
TOTAL RETURN                                 13.28%                14.11%(1)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                  $19,553,954            $7,557,532
------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)    1.15%(4)              1.15%(2)(4)
------------------------------------------------------------------------------
Ratio of net investment income to
   AVERAGE NET ASSETS                        (0.51%)(5)             0.15%(2)(5)
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      37.56%                14.36%(1)
------------------------------------------------------------------------------


*Date of Commencement of Operations


(1)  Not annualized.
(2)  Annualized.
(3) These ratios exclude the expenses of the mutual funds in which the fund invests.
(4) Ratios of expenses to average net assets before voluntary expense reductions and reimbursements were 2.29% for the year ended April 30, 1999 and 4.45% for the period from July 14, 1997 through April 30, 1998.
(5) Ratios of net investment income (loss) to average net assets before voluntary expense reductions and reimbursements were (1.65%) for the year ended April 30, 1999 and (3.15%) for the period from July 14, 1997 through April 30, 1998.



Financial Statements and Notes pertaining thereto appear in the Statement of Additional Information.

THE CLERMONT FUND - CLASS N
                                                             For the Period
                                     For the Year Ended    from July 14, 1997*
                                       April 30, 1999     through April 30, 1998


NET ASSET VALUE, BEGINNING OF PERIOD        $10.81              $10.00
-----------------------------------------------------------------------------
INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                         0.14                0.17
-----------------------------------------------------------------------------
Net realized and unrealized gains
   FROM INVESTMENTS                           0.42                0.80
-----------------------------------------------------------------------------
TOTAL                                         0.56                0.97
-----------------------------------------------------------------------------
DISTRIBUTIONS:
-----------------------------------------------------------------------------
FROM NET INVESTMENT INCOME                   (0.14)              (0.16)
-----------------------------------------------------------------------------
IN EXCESS OF NET INVESTMENT INCOME             --                           -
-----------------------------------------------------------------------------
TOTAL                                        (0.14)              (0.16)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.23              $10.81
-----------------------------------------------------------------------------
TOTAL RETURN                                  5.31%               9.84%(1)
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                   $7,820,083          $4,440,554
-----------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)    1.15%(4)            1.15%(2)(4)
-----------------------------------------------------------------------------
Ratio of net investment income to
   AVERAGE NET ASSETS                         1.46%(5)            2.53%(2)(5)
-----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      64.67%              22.24%(1)
-----------------------------------------------------------------------------


*Date of Commencement of Operations


(1)  Not annualized.
(2)  Annualized.
(3) These ratios exclude the expenses of the mutual funds in which the fund invests.
(4) Ratios of expenses to average net assets before voluntary expense reductions and reimbursements were 3.31% for the year ended April 30, 1999 and 5.95% for the period from July 14, 1997 through April 30, 1998.
(5) Ratios of net investment income (loss) to average net assets before voluntary expense reductions and reimbursements were (0.70%) for the year ended April 30, 1999 and (2.27%) for the period from July 14, 1997 through April 30, 1998.



Financial Statements and Notes pertaining thereto appear in the Statement of Additional Information.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT -- The minimum investment to open an account in each fund is $2,500, except for an Individual Retirement Account (IRA), which has a $500 minimum. You may make subsequent investments in any account in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through your investment advisor. In the case of a new account, fill out the New Account Application accompanying this Prospectus and give it to your investment advisor. Be sure to specify the name of the fund and class of shares in which you are investing. A check payable to each fund you specify must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the particular fund(s) specified on the application (The Amerigo Fund, The Clermont Fund). Your investment advisor should send your completed application and payment to the following address: THE CLS ADVISORONE FUNDS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.


     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by each fund. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the funds' transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price (net asset value per share plus the applicable front-end sales charge, if any; Class N shares of the funds are sold without a sales charge). Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.


     Wire orders for shares of the funds received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to Firstar Bank, N.A., the Custodian for the funds.

     If the wire order is for a new account, or to open an account in a different fund, you must telephone the fund prior to making your initial investment. Call 1-800-808-3829, or (614) 760-2158. Be sure to specify the name of the fund and class of shares in which you wish to invest. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one fund. Have your bank wire federal funds to:

FIRSTAR BANK, N.A. CINTI/TRUST
     ABA #: 042-00001-3
ATTENTION:  THE CLS ADVISORONE FUNDS
     (and Name of Fund - see below)
     CREDIT ACCOUNT NUMBER (account number for Fund as follows):
         THE AMERIGO FUND--
                  Account Number 486464423

         THE CLERMONT--
                  Account Number 486464431
     ACCOUNT NAME (your name)
     YOUR CLS ADVISORONE FUNDS ACCOUNT NUMBER


     On new accounts, your investment advisor must send a completed New Account Application to CLS AdvisorOne Funds c/o Mutual Funds Service Company, P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent.


     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of each fund and credited to such account.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in an existing account in a fund by mailing a check payable to the fund you specify. Please include your account number and the class of shares in which you wish to invest on the check and mail as follows:

                  THE CLS ADVISORONE FUNDS
                  C/O MUTUAL FUNDS SERVICE CO.
                  P. O. BOX 7177
                  DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

                          DESCRIPTION OF SHARE CLASSES

     The funds offer Class N shares through this prospectus. The funds also offer an additional class of shares that has different sales charges and expenses, which may affect performance.

     You may purchase Class N shares at net asset value without a sales charge.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     You may redeem Class N shares and withdraw funds at net asset value. There are no redemption fees. (See "How Net Asset Value Is Determined.")

     BY MAIL -- You may redeem shares by mailing a written signature guaranteed request to The CLS AdvisorOne Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Signature guaranteed means that you must have signed the request and the signature(s) must be guaranteed by an eligible guarantor institution (a bank, broker-dealer, credit union, securities exchange, clearing agency or savings association). We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries. The funds may waive these requirements in certain instances.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY TELEPHONE - You may redeem by telephone: 1-800-808-3829, or call (614) 760-2158. If you wish to use this procedure, you must elect to receive telephone redemption privileges on your New Account Application. Amounts withdrawn from your account will be mailed without charge to the address printed on your account statement.

     As a special service, you may arrange to have amounts in excess of $1,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on your New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.


     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share next determined after receipt of a redemption request. (See "How Net Asset Value Is Determined.")

     WHEN PAYMENTS ARE MADE - Class N shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request. Payment is normally made within one business day after request is received. In unusual circumstances, a fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.


                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.


     Your exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you.


     Your exchange may be processed only if the shares of the fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES OF CLASS N SHARES: You may exchange Class N shares at net asset value only for Class N shares of any other CLS AdvisorOne fund. You may not exchange Class N shares of the funds for any other class of shares of the funds.

     Each fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES


     VALUATION OF SHARES. The net asset value per share (NAV) for a fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the fund's net assets by the number of its shares outstanding. The NAV is not calculated on days when the New York Stock Exchange is closed. For a list of holidays when the New York Stock Exchange is closed, please see "Additional Purchase and Redemption Information" in the Statement of Additional Information.


     A fund's assets consist primarily of underlying funds, which are valued at their respective NAVs. A fund's other assets are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the advisor under procedures adopted by the Board of Trustees.

     EXECUTION OF REQUESTS. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in a fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund or funds selected. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted. You may make additional investments and may change or stop the program at any time. There is no charge for this program.

                              SHAREHOLDER ACCOUNTS

     Each fund maintains an account for each shareholder in full and fractional shares. Each fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION STATEMENT -- All purchases and sales, and dividend reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. A fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. A fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

     The funds or the underlying funds are permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund or the underlying funds use these securities or practices, the fund's overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a CLS AdvisorOne fund will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows investment limitations of each fund as a percentage of the fund's assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the funds' annual/semiannual reports.

     NL -- No policy limitation on usage; portfolio or fund may be using currently
     P -- Permitted, but has not typically been used
     NP -- Not permitted

                                             THE AMERIGO FUND  THE CLERMONT FUND
                                             ----------------  -----------------
ASSET-BACKED SECURITIES.  Credit and interest          P               P
rate risks.

BORROWING; REVERSE REPURCHASE AGREEMENTS.              25%             25%
Leverage and credit risks.

COMPANIES WITH LIMITED OPERATING HISTORIES.            P               P
Market, liquidity and information risks.

CONVERTIBLE SECURITIES.  Market, interest              P               P
rate, prepayment and credit risks.

CURRENCY CONTRACTS.  Currency, leverage,               P               P
credit, correlation, liquidity and
opportunity risks.

DEFENSIVE MEASURES.  Opportunity risk.                 100%            100%

FOREIGN SECURITIES.  Market, currency,                 NL              NL
transaction, liquidity, information and
political risks.

HEDGING STRATEGIES; FINANCIAL FUTURES AND              100%            100%
OPTIONS; SECURITIES AND INDEX OPTIONS.
Hedging, correlation, currency, opportunity, leverage, interest rate, market, and liquidity risks.

ILLIQUID AND RESTRICTED SECURITIES.  Market,           15%             10%
liquidity and transaction risks.

INVESTMENT GRADE BONDS.  Interest rate,                NL              NL
prepayment, market and credit risks.

LONG/SHORT FUNDS. Market, hedged leverage,             NL              NL
speculative leverage, correlation, liquidity and opportunity risks are the principal risks.

MORTGAGE-BACKED SECURITIES.  Credit,                   P               P
extension, prepayment, liquidity, interest rate risks are the principal risks.

NON-INVESTMENT GRADE DEBT SECURITIES. Credit,          20%             20%
market, interest rate, liquidity, valuation, information risks are the principal risks.

SMALL AND MID-SIZED COMPANY SECURITIES.                NL              NL
Market, liquidity and information risks.

REPURCHASE AGREEMENTS.  Credit risk.                   NL              NL

SECTOR FOCUS.  Market and liquidity risks.             P               P

SECURITIES LENDING.  Credit risk.                    33 1/3%         33 1/3%

SHORT SALES -                                          P               P
     HEDGED.  Hedged leverage, market,
correlation, liquidity, opportunity risks are the principal risks.

     SPECULATIVE.  Speculative leverage,
market, liquidity risks are the principal risks.

SHORT-TERM TRADING.  Market risk.                      NL              NL

STRUCTURED SECURITIES.  Credit, interest               P               P
rate, extension, prepayment, market,
speculative leverage, liquidity, valuation risks are the principal risks.

WARRANTS. Hedging, correlation, currency,              5%              5%
opportunity, leverage, interest rate, market, and liquidity risks.

WHEN-ISSUED SECURITIES AND FORWARD                     P               P
COMMITMENTS.  Market, opportunity and
leverage risks.

                          RISK AND INVESTMENT GLOSSARY

     ASSET-BACKED SECURITIES are securities backed by unsecured debt, such as credit card debt; these securities are often guaranteed or over-collateralized to enhance their credit quality.

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refer to a loan of money from a bank or other financial institution undertaken by a portfolio or fund.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a fund or underlying fund "hedges" - uses one investment to offset the fund's position in another. If the two investments do not behave in relation to one another the way the fund manager expects them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

     CURRENCY RISK happens when an underlying fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the underlying fund's investments are converted to U.S. dollars.

     THE EURO: SINGLE EUROPEAN CURRENCY. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which replaced the national currency for the eleven participating member countries. If an underlying fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be affected. Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers that an underlying fund may hold, and their impact on the value of fund shares and performance.

     DEFENSIVE MEASURES may be taken when a fund's advisor believes they are warranted due to market conditions. When this happens, the fund may increase its investment in government securities and other short-term securities without regard to the fund's investment restrictions, policies or normal investment emphasis. As a result, the fund could be unable to achieve its investment objective.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. Each of The CLS AdvisorOne funds is a diversified fund, but may invest more than 5% of its assets in one mutual fund. If this underlying mutual fund performs poorly, this could negatively affect the fund's share price.

     EXTENSION RISK means the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. The funds consider a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S. The risks of investing in foreign countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks.

     DEVELOPING COUNTRIES: Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

     HEDGING RISK comes into play when a fund or underlying fund uses a security whose value is based on an underlying security or index to "offset" the fund's or underlying fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

     LEVERAGE RISK is associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. If a fund invests in underlying funds that use leverage, it will have the risks arising from the use of leverage.

     o HEDGED - when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a fund or underlying fund also holds, any loss generated by the derivative should be offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o SPECULATIVE - To the extent that a derivative is not used as a hedge, a fund or underlying fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MANAGEMENT RISK is the risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     MORTGAGE-BACKED SECURITIES are securities backed by pools of mortgages, including pass-through certificates, PACs, TACs and other senior classes of collateralized mortgage obligations (CMOs).

     NON-INVESTMENT GRADE DEBT SECURITIES - debt securities rated below BBB/Baa, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Companies issuing lower-rated securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. The market price of lower-rated securities may fluctuate more than higher-rated securities, and lower-rated securities may be less liquid than higher-rated securities.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENT means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a fund's assets is invested in a relatively small number of related industries. If a fund invests in mutual funds that concentrate investments in one or a small number of related industries, they will have the risks arising from sector focus. Sector focus may increase both market and liquidity risk.

     SECURITIES LENDING means the lending of securities to financial institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A fund engaging in short-term trading will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a fund, you will be taxed at ordinary tax rates. Because the advisor may take defensive measures with regard to 100% of the assets in a fund, the risks and expenses of short-term trading may be higher than in other mutual funds.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     STRUCTURED SECURITIES means indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion.

     TRANSACTION RISK means that a fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WARRANTS are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specific time period, it will become worthless and the underlying fund will lose the purchase price and the right to purchase the underlying security.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


     Information about the funds, including the SAI, may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, the SAI, the reports and other information about the funds may be viewed on the Commission's Internet website at HTTP://WWW.SEC.GOV and copies of this information may be obtained (upon payment of a copying fee) by writing the public reference section of the Commission, Washington, D.C. 20549-6009 (telephone 1-800-SEC-0330).

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the funds, or make shareholder inquiries, please write or call us at the address and telephone number listed below. Copies of the current annual/semi-annual report or SAI will be sent to you within three days of your request.


                              CLS AdvisorOne Funds
                             14747 California Street
                              Omaha, NE 68154-1979
                                  800-635-3427
                                  402-397-3313


                                                       SEC File No.: 811-8095

                              CLS ADVISORONE FUNDS
                                THE AMERIGO FUND
                                THE CLERMONT FUND
                       CROSS REFERENCE SHEET TO FORM N-1A

PART B.

ITEM NO.          STATEMENT OF ADDITIONAL INFORMATION

10(a)             Front Cover Page
10(b)             Table of Contents

11                Description of the Trust

12(a)             Description of the Trust
12(b)(c)(d)(e)    Investment Policies and Limitations

13(a)             Description of the Trust
                  Trustees and Officers

13(b)(c)(d)       Trustees and Officers
13(e)             Not applicable

14(a)(b)          Principal Holders of Outstanding Shares
14(c)             Trustees and Officers

15(a)             Investment Adviser and Manager
15(b)             The Distributor
15(c)             Investment Adviser and Manager
15(d)             The Distributor
15(e)(f)          Not applicable
15(g)             The Distributor
15(h)             Additional Information

16(a)(b)(c)(d)    Portfolio Transactions
16(e)             Not applicable

17(a)             Description of the Trust
17(b)             Not applicable

18(a)             Additional Purchase and Redemption Information
18(b)             Not applicable
18(c)             Valuation of Portfolio Securities
18(d)             Description of the Trust

19                Distributions and Taxes

20(a)             The Distributor
20(b)(c)          Not applicable

21(a)             Not applicable
21(b)             Performance

22                Financial Statements

                                THE AMERIGO FUND
                                       AND
                                THE CLERMONT FUND

                       FUNDS OF CLS ADVISORONE FUNDS TRUST



           STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 1999

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of CLS AdvisorOne Funds dated August 30, 1999. A copy of the Prospectus may be obtained from CLS AdvisorOne Funds c/o Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, or by calling: 1-800-808-3829. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


     The Funds offer two classes of shares - Class C and Class N. Each share of Class C and Class N represents an identical legal interest in the investment portfolio of a Fund and has the same rights, except that the Class C shares bear the expenses of a distribution plan for such class, which will cause the Class C shares to have a higher expense ratio and to pay lower dividends than the Class N shares. Class C shares will have exclusive voting rights with respect to its distribution plan. Although the legal rights of holders of Class C and Class N shares are identical, the different expenses borne by each class will result in different net asset values and dividends. The two classes also have different exchange privileges.


                                TABLE OF CONTENTS



                                                            PAGE
Description of the Trust                                      2
Investment Objectives and Policies                            3
Investment Restrictions                                      21
Portfolio Turnover                                           23
Purchase and Sale of Portfolio Securities                    23
Valuation of Portfolio Securities                            25
Performance Information                                      26
Additional Purchase and Redemption Information               30
Distributions and Taxes                                      32
Investment Advisor and Manager                               34
Officers and Trustees                                        36
The Distributor                                              39
Additional Information                                       40
Principal Holders of Outstanding Shares                      41
Financial Statements                                         41
Appendix                                                     A-1




INVESTMENT ADVISOR                                   TRANSFER AGENT
Clarke Lanzen Skalla Investment Firm, Inc.           Mutual Funds Service Co.


DISTRIBUTOR
CLS Distributors, Inc.

                            DESCRIPTION OF THE TRUST


     GENERAL. The Trust was organized as a Massachusetts business trust on May 3, 1997. Each Fund is a diversified open-end management company. The Trust's offices are at 14747 California Street, Omaha, Nebraska 68154-1979. The business and affairs of the Trust are under the direction of its Board of Trustees.

     Each Fund has retained the services of Clarke Lanzen Skalla Investment Firm, Inc. as investment advisor.

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in the Trust's existing Funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares. All shares have certain voting and dividend rights, but do not have preemptive or conversion rights.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust issues its own series of shares of beneficial interest. The shares of each Fund represent an interest only in the Fund's assets (and profits or losses), and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of the Fund. The Trust's Board of Trustees may authorize the creation of additional series under the Declaration of Trust, each of which would invest its assets in separate, individually managed portfolios.

     On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of any other Fund.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     The Trust or a Fund may be terminated upon the sale of its assets to another open-end management investment company if approved by vote of the holders of a majority of the Trust or the Fund (when such sale is recommended by the Trustees). The Trust or a Fund may be terminated upon liquidation and distribution of its assets if approved by the Trustees or by vote of the holders of a majority of the Trust or the Fund. If not so terminated, the Trust and the Funds will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                       INVESTMENT OBJECTIVES AND POLICIES

     GENERAL. The investment policies set forth below in this section represent the Funds' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees without shareholder approval. (No such change would be made, however, without 30 days written notice to shareholders.)

     Each Fund has adopted certain investment restrictions which cannot be changed except with the vote of a majority of the Fund's outstanding shares. These restrictions are applicable to the Funds and are described under "Investment Restrictions" in this Statement of Additional Information.


     The Manager selects underlying funds in which to invest based, in part, on their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Typically, a Fund will invest its assets in mutual funds from several different mutual fund families, managed by a variety of investment advisors, and utilizing a variety of different investment objectives and styles.

     For temporary defensive purposes, each Fund may invest up to 100% of its total assets directly in, or in underlying funds investing in, (or enter into repurchase agreements (maturing in seven days or less) with banks and broker-dealers with respect to) short-term debt securities, including U.S.

Treasury bills and other short-term U.S. Government Securities, corporate bonds, commercial paper, certificates of deposit, bankers' acceptances and other money market instruments. Each Fund may also directly invest in futures contracts and options thereon. However, a Fund normally will invest its assets in underlying funds. Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary and the Manager will determine that such investments are consistent with the investment objectives and policies of each Fund. The underlying funds in which a Fund invests may, but need not, have the same investment policies as the Fund.

     OPEN-END INVESTMENT COMPANIES. Any investment in a mutual fund involves risk, and although the Funds may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Funds in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Dividends, Distributions and Taxes."

     A Fund and any "affiliated persons" (as defined in the 1940 Act) may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of those funds is restricted, and the Manager must then, in some instances, select alternative investments that would not have been its first preference.

     The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities which, together with other such securities, may not exceed 15% of The Amerigo Fund's assets and 10% of The Clermont Fund's assets.

     Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

     Investment decisions by the investment advisors of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

     CLOSED-END INVESTMENT COMPANIES. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment advisor, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a

Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.


     MONEY MARKET INSTRUMENTS AND BONDS. When investing directly in money market instruments or bonds, each Fund will limit its purchases, denominated in U.S. dollars, to the following securities.

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. Each Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks.

     * High Quality Commercial Paper - Each Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's. See rating information in the Appendix attached hereto.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Funds. A Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information in the Appendix attached hereto.

     * Repurchase Agreements Pertaining to the Above - Each Fund may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. A Fund's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of each Fund to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. A Fund may enter into repurchase agreements with its custodian (Star Bank, N.A., Cincinnati) when it is advantageous to do so.

     The Manager exercises due care in the selection of money market instruments and bonds. However there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Fund.

Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price.

     The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. A Fund could suffer a loss if the bank or securities broker with which the Fund had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     EXPOSURE TO FOREIGN MARKETS. Each Fund does not have a limitation on the amount of its assets that may be invested in underlying funds investing in foreign securities. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

     Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects. These risks are magnified for underlying funds investing in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases underlying funds' best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where underlying funds' assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the underlying funds' costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for investing in U.S. securities. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult for underlying funds to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

     Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     Some underlying funds may invest in American Depository Receipts ("ADR's"). ADR's are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADR's are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADR's continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.


     Underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the NYSE is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Manager does not have access to the Funds. Under the Investment Company Act of 1940 (the "1940 Act"), an underlying fund may maintain its foreign securities in the custody of non-U.S. banks and securities depositories.

     FOREIGN CURRENCY TRANSACTIONS. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the underlying fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase. The underlying fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to 14 days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurably any potential gain which might result should the value of such currency increase during the contract period.


     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     CORRELATION OF PRICE CHANGES. Each Fund may invest in futures contracts and options thereon. An underlying fund may invest in options (including options on futures contracts) and futures contracts. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund or underlying fund's current or anticipated investments exactly. A Fund or an underlying fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund or underlying fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund or underlying fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund or an underlying fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund or underlying fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     FUTURES CONTRACTS. When a Fund or an underlying fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund or an underlying fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund or the underlying fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500). Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund or an underlying fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund or an underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund or an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund or underlying fund's portfolio securities declined, the value of the Fund or underlying fund's futures contracts would increase, thereby protecting the Fund or the underlying fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if a Fund or the underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

     A stock index futures contract may be used to hedge a Fund or an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trade day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Fund or the underlying fund than if it had not entered into futures contracts on debt securities or stock indexes.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.


     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM") when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund or an underlying fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund or an underlying fund, the Fund or the underlying fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund or the underlying fund.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association which regulate trading in the futures markets. Each Fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

     The above limitations on a Fund or underlying fund's investments in futures contracts and options, and the Fund or underlying fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. An underlying fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund or an underlying fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund or an underlying fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund or the underlying fund's access to other assets held to cover its options or futures positions could also be impaired.


     The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the underlying fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the underlying fund. Until the underlying securities are released from escrow, they cannot be sold by the underlying fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.


     PURCHASING PUT AND CALL OPTIONS. Each Fund may invest in futures contracts and options thereon. An underlying fund may invest in options (including options on futures contracts) and futures contracts. By purchasing a put option, the Fund or an underlying fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price at any time during the option period. In return for this right, the Fund or an underlying fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund or an underlying fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund or an underlying fund will lose the entire premium it paid. If a Fund or an underlying fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund or an underlying fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).


     An underlying fund may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

     An underlying fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the underlying fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the underlying fund expires (or until the call is exercised and the fund delivers the underlying security).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Fund or an underlying fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund or the underlying fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund or an underlying fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund or an underlying fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund or the underlying fund has written, however, the Fund or the underlying fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


     An underlying fund may write listed call options if the calls are "covered" throughout the life of the option. A call is "covered" if the underlying fund owns the optioned securities. When an underlying fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the underlying fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.


     Writing a call option obligates a Fund or an underlying fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     OPTIONS ON FUTURES CONTRACTS. A Fund or an underlying fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund or underlying fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

     As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund or the underlying fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

     In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to a Fund or the underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund or an underlying fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

     HEDGING. A Fund or an underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or a Fund or an underlying fund may purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurably the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

     ILLIQUID INVESTMENTS. Each Fund and an underlying fund may invest in illiquid investments, subject to certain restrictions provided in the Prospectus and herein. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of the Fund's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and an investment in an underlying fund exceeding 1% of the total outstanding securities of the underlying fund. Also, the Manager may determine some restricted securities to be illiquid.

     In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, The Amerigo Fund and The Clermont Fund were in a position where more than 15% and 10% of their net assets, respectively, were invested in illiquid securities, they would seek to take appropriate steps to protect liquidity.

     LOWER-QUALITY DEBT SECURITIES. Each Fund may invest in underlying funds investing in lower quality debt securities. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the trustees of an underlying fund, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and an underlying fund's ability to dispose of these securities.


     Lower-quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-quality debt securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-quality debt security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the case of lower-quality debt securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     There may be special tax considerations associated with investing in lower-quality debt securities structured as zero coupon or payment-in-kind securities. An underlying fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. An underlying fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.


     The underlying fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the underlying fund's shareholders.

     Since the risk of default is higher for lower-quality debt securities, the underlying fund manager's research and credit analysis are an especially important part of managing securities of this type held by the underlying fund. In considering investments for the underlying fund, the underlying fund manager will attempt to identify those issuers of lower-quality debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The underlying fund manager's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.


     The use of credit ratings as the sole method of evaluating lower-quality debt securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-quality debt securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

     MASTER DEMAND NOTES. Although the Funds themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by an underlying fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the underlying fund and the issuing corporation. Because they are direct arrangements between the underlying fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. An underlying fund may invest in mortgage pass-through securities, which are securities representing interest in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect passing through monthly payments made by individual borrowers on mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose an underlying fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium in the event of prepayment the value of the premium would be lost.

     Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

     An underlying fund may invest in collateralized mortgage obligations
(CMOs), which are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs are collateralized by portfolios of mortgage pass-through securities and are structured into multiple classes with different stated maturities. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

     Other mortgage-related securities in which an underlying fund may invest include other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities ("SMB"), and may be structured in classes with rights to receive varying proportions of principal and interest. SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true for POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid. In addition, the underlying funds may invest in other asset-backed securities that have been offered to investors or will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including certificates for automobile receivables, which represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts.

     RESTRICTED SECURITIES. Each Fund and an underlying fund may invest in restricted securities as described in the Prospectus and herein. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund or an underlying fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or an underlying fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.


     LOANS OF PORTFOLIO SECURITIES. A Fund or an underlying fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund or the underlying fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund or the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund or the underlying fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     SHORT SALES. An underlying fund may sell securities short. In a short sale, the underlying fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the underlying fund.

     An underlying fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales. Until the security is replaced, the underlying fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the underlying fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The underlying fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of the underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

     The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

     A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.


     ZERO COUPON BONDS. An underlying fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the underlying fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

                             INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each Fund as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, which is defined in the 1940 Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities.

     Provided that nothing in the following investment restrictions shall prevent a Fund from investing all or part of its assets in an open-end investment company having substantially the same investment objective as the Fund, neither of the Funds may:

     (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (2) underwrite securities issued by others, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

     (3) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in underlying funds which invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in underlying funds which purchase or sell options and futures contracts or from investing in underlying funds which invest in securities or other instruments backed by physical commodities);


     (5) borrow more than 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. However, an underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund or the underlying fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund or the underlying fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.


     The following investment limitations are not fundamental and may be changed without shareholder approval.

     (i) The Funds do not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (ii) The Amerigo Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (iii) The Clermont Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (iv) The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (v) Each Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (vi) Each Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

     (vii) Each Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

                               PORTFOLIO TURNOVER


     Turnover rates are primarily a function of the Manager's response to market conditions. In the Manager's opinion, it may be in the best interest of a Fund to change its portfolio to a fully or partially defensive position at times. This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. High transaction costs could result when compared with other funds. Trading may also result in realization of net short-term capital gains upon which shareholders may be taxed at ordinary tax rates when distributed from a fund.

     The portfolio turnover rates for The Amerigo Fund and The Clermont Fund for the year ended April 30, 1999 were 37.56% and 64.67%, respectively.


                    PURCHASE AND SALE OF PORTFOLIO SECURITIES

     The Manager is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. The Manager is also responsible for the placement of transaction orders for other accounts for which it or its affiliates act as investment advisor. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of a Fund's expenses.

     Each Fund may execute portfolio transactions with broker-dealers who provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement).

     The receipt of research from broker-dealers that execute transactions on behalf of a Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research has not reduced the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what position of the compensation should be related to those services.

     The Manager is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of a Fund to the extent permitted by law. The Manager may use research services provided by and place agency transactions with CLS Brokerage Services, Inc., an affiliate of the Manager, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the

Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized the Manager to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

     The Trustees periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     From time to time, the Trustees will review whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. Each Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.



     During the year ended April 30, 1999, The Amerigo Fund and The Clermont Fund paid $249 ($0 for the period from July 14, 1997 through April 30, 1998) and $164 ($0 for the period from July 14, 1997 through April 30, 1998), respectively, in commissions on the purchase and sale of securities.



                        VALUATION OF PORTFOLIO SECURITIES


     The assets of each Fund consist primarily of underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Money market funds with portfolio securities with a remaining maturity of 13 months or less and a weighted average maturity not exceeding 90 days may use the amortized cost to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost which approximates market value.


     Securities owned by each Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability, i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed income securities are priced at the current quoted bid price. However, U.S. Government Securities and other fixed income securities may be valued on the basis of prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees. Investments in mutual funds are valued at net asset value; provided, however, the Funds' investment in underlying mutual funds may be subject to a redemption fee.

     Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

                             PERFORMANCE INFORMATION


     TOTAL RETURN. From time to time, each Fund may advertise its total returns for various periods of time. A Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. Average annual total return smoothes out variations in performance. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return if the period is shorter than one year, because of the assumed reinvestment. When applicable, depending on the Fund, the periods of time shown will be for a one-year period; a five-year period (or relevant portion thereof) and a ten year period (or relevant portion thereof). The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for a Fund will assume a hypothetical investment of $1,000 at the beginning of each period.


     It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P (1+T)(to the nth power) = ERV

     P = initial investment of $1,000
     T = average annual total return
     n = Number of years
     ERV = ending redeemable value at the end of the base period


THE AMERIGO FUND CLASS N - TOTAL RETURN:

                                                            Since Inception
                                    One year ended           (July 14, 1997
                                    APRIL 30, 1999       THROUGH APRIL 30, 1999)
                                    --------------       -----------------------


Value of Account
 At end of Period                       $1,132.80            $1,292.60

Value of Account
 At beginning of Period                 $1,000.00            $1.000.00

Base Period Return                      $  132.80            $  292.60

Average Annual Total Return               13.28%                15.39%


Values were computed according to the following formulas:


         One Year                   $1,000(1 + .1328)      =        $1,132.80
         Since Inception:           $1,000(1 + .1539)1.79  =        $1,292.60



THE CLERMONT FUND CLASS N - TOTAL RETURN:

                                                             Since Inception
                                    One year ended           (July 14, 1997
                                    APRIL 30, 1999       THROUGH APRIL 30, 1999)
                                    --------------       -----------------------


Value of Account
 At end of Period                       $1,053.10             $1,156.60

Value of Account
 At beginning of Period                 $1,000.00             $1.000.00

Base Period Return                      $   53.10             $  156.60

Average Annual Total Return                5.31%                  8.45%

Values were computed according to the following formulas:


         One Year                   $1,000(1 + .0531)      =      $1,053.10
         Since Inception:           $1,000(1 + .0845)1.79  =      $1,156.60


     The Total Return performance data in these hypothetical examples represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please note that Class C shares of The Amerigo Fund and The Clermont Fund had not been offered prior to the date of this Statement of Additional Information.


     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

     NONSTANDARDIZED TOTAL RETURN. In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. A Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in shares price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

     OTHER INFORMATION CONCERNING FUND PERFORMANCE. A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

     A Fund may compare its performance over various periods to various indices or benchmarks, including, but not limited to, the performance record of the Standard & Poor's 500 Composite Stock Price Index (S&P), the Dow Jones Industrial Average (DJIA), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how such Fund's total return compared to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The Fund may have the ability to invest in securities or underlying funds not similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike a Fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

     Comparisons may be made on the basis of a hypothetical initial investment in a Fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

     A Fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

     Other groupings of funds prepared by Lipper Analytical Services, Inc. ("Lipper") and other organizations may also be used for comparison to the Fund. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

     Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc. will also be used.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) and others provide historical returns of the capital markets in the United States. A Fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. A Fund may discuss the performance of financial markets and indices over various time periods.

     A Fund may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI.

     A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

     The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten-year period.

     Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings: New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). The NYSE may modify its holiday schedule at any time.

     Net asset value per share is determined at each closing of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open for business and each other day during which there is a sufficient degree of trading that the current net asset value of a Fund's shares might be materially affected by changes in the value of the securities held by the Fund. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Net asset value is obtained by dividing the value of a Fund's assets, less its liabilities, by the total number of its shares of beneficial interest outstanding at the time.

     To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of The Amerigo Fund will be able to exchange their shares for shares of The Clermont Fund. Shareholders of The Clermont Fund will be able to exchange their shares for shares of The Amerigo Fund. No fee or sales load will be imposed upon any such exchange.

     Additional details about the exchange privilege is available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and either Fund has the right to reject any exchange application relating to such Fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate any applicable administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder or the Fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

     Further information about these programs and an application form can be obtained from the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares" and "Other Shareholder Services" in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the withdrawal of the Fund's shares. Each shareholder should consult his or her own tax advisor with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                             DISTRIBUTIONS AND TAXES


     GENERAL. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which a Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, the excess of net short-term capital gains over net long-term capital losses) and its net capital gains (the excess of net long-term capital gains over net short-term capital losses) the Fund will not be subject to Federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund intends to distribute its income in accordance with this requirement to prevent application of the excise tax. Each Fund intends to comply with other tax rules applicable to regulated investment companies. Each Fund is treated as a separate entity from the other CLS AdvisorOne Funds.

     Each year the Trust will notify shareholders of the tax status of dividends and distributions.

     Income received by a Fund from a mutual fund in that Fund's portfolio (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Fund on the sale of mutual fund shares, will be distributed by the Fund (after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Funds are actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder, since the Fund must distribute its gain in accordance with the rules in the Code.

     Each Fund will distribute investment company taxable income quarterly. Each Fund will distribute any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund making the distribution, unless the shareholder has notified the Fund in writing of his election to receive distributions in cash.

     A Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, distributions to the Fund (and its shareholders) will not be characterized as capital gain dividends, but may be ordinary income.

     DISTRIBUTIONS. The tax treatment of distributions from a Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each shares received equal to the net asset value of a shares of the Fund on the reinvestment date.

     Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of ownership of shares of the Trust in their particular circumstances.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     DIVIDENDS. The Funds generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders if (a) the payee fails to furnish the Trust with and to certify the payee's correct taxpayer identification number or social security number, (b) the Internal Revenue Service (the "IRS") notifies the Trust that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) the payee fails to certify that he is not subject to backup withholding.


     A portion of a Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Each Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.


     CAPITAL GAIN DISTRIBUTIONS. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) received by a Fund from mutual funds, as well as net long-term capital gains realized by a Fund from the purchase and sale (or redemption) of mutual fund shares or other securities held (generally) by a Fund for more than twelve months, will be distributed by the Fund and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the shares for less than twelve months). The long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% which is less than the maximum rate imposed on other types of taxable income. Furthermore, capital gains may be advantageous because, unlike ordinary income, they may be offset by capital losses.


     Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on a Fund's distributions. Investors should consult their tax advisors to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISOR AND MANAGER

     Clarke Lanzen Skalla Investment Firm, Inc. (the "Manager") is the investment advisor and manager for, and has an Investment Advisory Contract with, each Fund. The Manager has been an investment advisor to individuals, employee benefit plans, trusts and corporations since 1989. Although the Manager has been an investment advisor, and has been selecting mutual funds for its clients, for nine years, the Manager has had approximately 2 years experience in managing mutual funds.

     Pursuant to the Investment Advisory Contract with each Fund, the Manager, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of each Fund. The Manager also administers each Fund's corporate affairs, and in connection therewith, furnishes each Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Firstar Bank, N.A., each Fund's custodian, and Mutual Funds Service Co., each Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Contract and the Manager is free to, and does, render management services to others.

     The Investment Advisory Contract for each Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. The Investment Advisory Contract for each Fund is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the outstanding voting shares of the Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     Each Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for each Fund is based upon the average net assets of each Fund and is at the rate of 1% of each Fund's average net assets.

     For the year ended April 30, 1999, The Amerigo Fund and The Clermont Fund paid total fees to the Manager of $135,471 and $68,606, respectively.


     The Manager has agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of each Fund to 1.15%. The Manager may terminate this agreement after April 30, 2000.


     For the year ended April 30, 1999, the Manager reduced its fees and/or reimbursed expenses totaling $153,527 in The Amerigo Fund and $146,749 in The Clermont Fund.


     The Manager may use its resources to pay expenses associated with the sale of a Fund's shares. This may include payments to parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of a Fund's shares. However, the Funds do not pay the Manager any separate fees for this service.


     Clarke Lanzen Skalla Investment Firm, Inc. was incorporated in Nebraska on March 3, 1989 and maintains its principal offices at 14747 California Street, Omaha, NE 68154-1979. The Manager is controlled by W. Patrick Clarke through the ownership of voting common stock. The Manager's officers and directors are as set forth as follows: W. Patrick Clarke, a director, President and Chief Executive Officer; Randal D. Skalla, a director, Vice President and Chief Investment Officer; and Todd P. Clarke, Executive Senior Vice President, Secretary and Treasurer. Each of the foregoing individuals is a Trustee and officer of the Trust.

                              OFFICERS AND TRUSTEES

     The Trustees and executive officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 14747 California Street, Omaha, NE 68154-1979 which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either Fund, the Trust or the Manager are indicated by an asterisk (*).

     The Trust is managed by its Trustees and officers. Their names, addresses, ages, positions and principal occupations during the past five years are listed below:


NAME, ADDRESS AND AGE           POSITION HELD                  PRINCIPAL OCCUPATION

W. Patrick Clarke*, 54          Trustee, Chairman              President and Chief Executive
                                and President                  Officer, Clarke Lanzen Skalla
                                                               Investment Firm, Inc., an
                                                               investment advisor; President
                                                               and Trustee, CLS Distributors, Inc.,
                                                               Distributor of the Funds' Class C
                                                               shares.

Randal D. Skalla*+, 37          Trustee, Vice President        Vice President and Chief
                                                               Investment Officer, Clarke Lanzen
                                                               Skalla Investment Firm, Inc., an
                                                               investment advisor; Vice President
                                                               and Trustee, CLS Distributors, Inc.,
                                                               Distributor of the Funds' Class C
                                                               shares.

Todd P. Clarke*+, 30            Trustee,                       Executive Senior Vice President
                                Assistant Secretary            of Clarke Lanzen Skalla Investment
                                and Assistant Treasurer        Firm, Inc., an investment advisor;
                                                               Secretary and Trustee, CLS Distributors,
                                                               Inc., Distributor of the Funds' Class C
                                                               shares.

Susan Kineen*+, 48              Secretary and Treasurer        Senior Vice President and
                                                               Comptroller of Clarke Lanzen
                                                               Skalla Investment Firm, Inc., an
                                                               investment advisor, since April
                                                               1997; Comptroller of Omaha
                                                               Community Playhouse from December
                                                               1991 through February 1997.

H. Reese Hansen, 57             Trustee                        Dean of BrighamYoung University
Brigham Young University                                       J. Reuben Clark Law School
J. Reuben Clark Law School
P. O. Box 28000
Provo, UT  84602-8000


                                       37



L. Merill Bryan, Jr., 54        Trustee                        President and Chief Executive
Union Pacific Railroad                                         Officer, Union Pacific
1416 Dodge Street, Room 1100                                   Technologies, a computer and
Omaha, NE  68179                                               telecommunications systems and
                                                               services company.

Richard A. Zehnacker, 42        Trustee                        President, First Data Resources,
c/o First Data Resources                                       a credit card processing company.
10825 Farnam Drive-C43
Omaha, NE  68154

+14747 California Street, Omaha, Nebraska  68154-1979.

     W. Patrick Clarke is Todd P. Clarke's father and H. Reese Hansen's brother-in-law.

     The following table shows the compensation paid by each of the Funds and the Trust (the "Fund Complex") as a whole to the Trustees of the Funds and the Fund Complex during the year ended April 30, 1999.

                               COMPENSATION TABLE

                                       Pension or
                                       Retirement
                                       Benefits     Estimated   Total
                                       Accrued as   Annual      Compensation
                       Aggregate       Part of      Benefits    from Registrant
                       Compensation    Fund         Upon        and Fund Complex
TRUSTEE                FROM THE TRUST  EXPENSE      RETIREMENT  PAID TO TRUSTEES

W. Patrick Clarke      None            None         None        None

Randal D. Skalla       None            None         None        None

Gary W. Lanzen         None            None         None        None

Todd P. Clarke         None            None         None        None


H. Reese Hansen        $7,800          None         None        $7,800

L. Merill Bryan, Jr.   $7,800          None         None        $7,800

Richard A. Zehnacker   $7,800          None         None        $7,800

     Neither the Trust nor either of the Funds pays any pension or retirement benefits to any Trustee or officer or maintains any plan for such purpose.



     The Trust pays each Trustee who is not an "interested person" an annual fee of $4,000, plus $1,500 for each meeting of the Board of Trustees attended in person or $750 for each meeting of the Board of Trustees attended telephonically. H. Reese Hansen, L. Merill Bryan, Jr. and Richard A. Zehnacker comprise the Audit Committee for the Trust. Each member of the Audit Committee is paid $400 for each meeting of the Audit Committee attended. Trustee fees for the Fund Complex totaled $21,000 for the year ended April 30, 1998. Audit Committee fees for each of the Funds totaled $1,200 for the year ended April 30, 1998. All other officers and Trustees serve without compensation from the Trust.

     The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of The Amerigo Fund and The Clermont Fund.



                                THE DISTRIBUTOR

     CLS Distributors, Inc. (the "Distributor"), 14747 California Street, Omaha, NE 68154-1979, an affiliate of the manager, serves as the distributor of the shares of the Class C shares of the Funds.

     On February 19, 1999, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class C Plan (the "Plan") or in any agreement related to the Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Plan, adopted a plan of distribution for the Class C shares of the Fund. Pursuant to the Plan adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement), the Distributor incurs the expenses of distributing the Fund's Class C shares. See "Distribution Plan" in the Prospectus.

     Class C shares are sold at net asset value without an initial sales charge. There is a 1.00% contingent deferred sales charge (CDSC) on any Class C shares redeemed within 12 months of purchase. The CDSC for Class C shares is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares acquired by reinvesting dividends.

     Class C shares also bear a Rule 12b-1 fee of 0.75% per year (paid to the Distributor) of their average net asset value. In addition, Class C shares bear an asset based service fee of 0.25% per year. The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "How to Buy Shares" in the Prospectus.

     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the relevant class of outstanding shares of the Fund. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of Class C, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under the Class C Plan if it is terminated or not continued.

     Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class C shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.

     Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on February 19, 1999.


                             ADDITIONAL INFORMATION

     CUSTODIAN. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of each Fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. Each Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     TRANSFER AGENT. Accounting, stock transfer, and dividend disbursing services are provided to the Fund by Mutual Funds Service Company, 6000 Memorial Drive, Dublin, Ohio 43017. Mutual Funds Service Company also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual administrative fee, payable monthly, of .05% of the Fund's average net assets, subject to a minimum annual fee of $30,000.

     For the year ended April 30, 1999, The Amerigo Fund and The Clermont Fund each paid administrative fees of $30,171 ($23,897 for the period from July 14, 1997 through April 30, 1998) to Mutual Funds Service Co., the Administrator of the Funds, under its Administration Services Agreement.


     AUDITORS. KPMG LLP, Two Nationwide Plaza, Columbus, Ohio 43215 serves as the Trust's independent auditors. The auditor performs an annual audit of the financial statements for each Fund and may provide other audit, tax, and related services.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES


     As of August 24, 1999, no persons owned of record or beneficially 5% or more of the outstanding shares of either The Amerigo Fund or The Clermont Fund.



                              FINANCIAL STATEMENTS


The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1999. The Funds will provide the Annual Report without charge at written request or request by telephone.

                                    APPENDIX

     DESCRIPTION OF MOODY'S INVESTORS SERVICE INC.'S CORPORATE BOND RATINGS:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

     C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through C in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

     AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or, economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to D may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

A-1 AND P-1 COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                     PART C
                               OTHER INFORMATION

Item 23. EXHIBITS

     (a) Declaration of Trust - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

     (c)  Not Applicable.

     (d) (i) Investment Advisory Agreement, dated March 3, 1997, between Clarke Lanzen Skalla Investment Firm, Inc. and Registrant with regard to The Amerigo Fund - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

          (ii) Investment Advisory Agreement, dated March 3, 1997, between Clarke Lanzen Skalla Investment Firm, Inc. and Registrant with regard to The Clermont Fund - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

     (e) Distribution Agreement, dated February 19, 1999, between The CLS AdvisorOne Funds and CLS Distributors, Inc. - filed as an exhibit to Registrant's Second Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 2, 1999, which exhibit is incorporated herein by reference.

     (f)  Not Applicable.

     (g) Custody Agreement between Registrant and Star Bank, National Association - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

     (h) (i) Administration Agreement between the Trust and Mutual Funds Service Co. - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

          (ii) Accounting Services Agreement between the Trust and Mutual Funds Service Co. - filed as an exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

          (iii) Administration Services Agreement between the Trust and Mutual Funds Service Co. - filed as an exhibit to Registrant's Registration

          Statement on Form N-1A filed with the Commission on or about March 17, 1997, which exhibit is incorporated herein by reference.

     (i)  Opinion and Consent of Counsel is filed herewith.

     (j)  Consent of KPMG LLP, Independent Auditors, is filed herewith.

     (k)  Not Applicable.

     (l) Investment Representation Letter of Initial Shareholder - filed as an exhibit to Registrant's Pre-Effective Amendment No. 1 on June 13, 1997, which exhibit is incorporated herein by reference.

     (m) 12b-1 and Service Plans for the Class C Shares of The Amerigo Fund and The Clermont Fund - filed as an exhibit to Registrant's Second Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 2, 1999, which exhibit is incorporated herein by reference.

     (n) Financial Data Schedules for The Amerigo Fund and The Clermont Fund are filed herewith.

     (o) Multiple Class Plans for The Amerigo Fund and The Clermont Fund - filed as an exhibit to Registrant's Second Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 2, 1999, which exhibit is incorporated herein by reference.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 25. INDEMNIFICATION

          Reference is made to Section 5.3 of the Declaration of Trust filed herewith. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he or she acted in good faith and in a manner he reasonably believed to in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his or her conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of Investment Company Act.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Not Applicable.

Item 27. PRINCIPAL UNDERWRITERS.

          (a) Not Applicable.

           (b)                         Positions and     Positions and
                Name and Principal     Offices with      Offices with
                BUSINESS ADDRESS       UNDERWRITER       REGISTRANT

                W. Patrick Clarke*     President         President, Trustee
                Randal D. Skalla*      Vice President    Vice President, Trustee
                Todd P. Clarke*        Secretary/        Secretary, Trustee
                                         Treasurer
                Herb McCaulla*         Compliance        None
                                         Officer

          *14747 California Street, Omaha, NE 68154-1979

          (c) Not Applicable

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

          Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., the Registrant's fund accountant, administrator and transfer agent, at 6000 Memorial Drive, Dublin, Ohio 43017 or Clarke Lanzen Skalla Investment Firm, Inc., 14747 California Street, Omaha, NE 68154-1979. Certain custodial records are in the custody of Firstar Bank, N.A., each Fund's custodian, at 425 Walnut Street, Cincinnati, Ohio 45202. All other records are kept in the custody of Clarke Lanzen Skalla Investment Firm, Inc., 14747 California Street, Omaha, NE 68154-1979 and Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29. MANAGEMENT SERVICES.

          Not Applicable.

Item 30. UNDERTAKINGS.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to its Registration Statement meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and the State of Nebraska on the 30th day of August, 1999.


                                             CLS ADVISORONE FUNDS

                                              BY: /s/ W. Patrick Clarke
                                                  ---------------------------
                                                   W. Patrick Clarke
                                                   Chairman and President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                                   TITLE

/s/ W. Patricke Clarke
------------------------------      Chairman, President and Trustee
W. Patrick Clarke

/s/ Randal D. Skalla
------------------------------      Vice President and Trustee
Randal D. Skalla

/s/ Todd P. Clarke
------------------------------      Assistant Treasurer, Assistant Secretary
Todd P. Clarke                      and Trustee

/s/ Susan R. Kineen
------------------------------      Principal Financial Officer and Principal
Susan R. Kineen                     Accounting Officer

H. REESE HANSEN*
------------------------------      Trustee
H. Reese Hansen

L. MERILL BRYAN, JR.*
-------------------------------     Trustee
L. Merill Bryan, Jr.

RICHARD A. ZEHNACKER*
-------------------------------     Trustee
Richard A. Zehnacker


*By:  /s/ W. Patrick Clarke
     --------------------------
        W. Patrick Clarke
        Executed by W. Patrick Clarke on behalf
        of those indicated pursuant to Powers of Attorney